    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2003

                                                     1933 Act File No. 333-05677
                                                     1940 Act File No. 811-07669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ]          Pre-Effective Amendment No.

     [X]          Post-Effective Amendment No.   16_
                                                -----

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     [X]          Amendment No.    _18_
                                    ---

                        (Check appropriate box or boxes)

BERGER WORLDWIDE FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Denver, Colorado                80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson, 210 University Boulevard, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The series of the Berger Worldwide Funds Trust covered by this registration statement are "feeder funds" in a "master/feeder" fund arrangement. This registration statement includes a signature page for the master trust, Berger Worldwide Portfolios Trust.

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
                  on (date), pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1)
                  on (date), pursuant to paragraph (a)(1)
                  75 days after filing pursuant to paragraph (a)(2)
                  on (date), pursuant to paragraph (a)(2) of Rule 485
         XX       on  January 28, 2003, pursuant to paragraph (a)(3)


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:         Shares of Beneficial Interest of
the Berger International Fund, the International Equity Fund and the Berger International CORE Fund
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE



         This amendment to the Registration Statement of Berger Worldwide Funds Trust contains the following:


Three Prospectuses:
         One for the Berger International Fund
         One for the International Equity Fund
         One for the Berger International CORE Fund


Three Statements of Additional Information:
         One for the Berger International Fund
         One for the International Equity Fund
         One for the Berger International CORE Fund

One Part C


         The purpose of this Post-Effective Amendment No. 16 is to amend the Registration Statement of the Berger Worldwide Funds Trust (the "Trust"). Pursuant to a request for accelerated approval of this filing, this Amendment and the Trust's Post-Effective Amendment No. 15 (filed on November 29, 2002) are to be effective January 28, 2003.

                           BERGER INTERNATIONAL FUND


                          PROSPECTUS JANUARY 28, 2003


                              [BERGER FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                              IMPORTANT INFORMATION



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization -- Janus Capital Group Inc. -- is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger fund into a similar Janus fund:



Current Fund                                        Proposed Acquiring Fund
Berger International Fund                           Janus Overseas Fund



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. Bank of Ireland Asset Management (U.S.) Limited, the Fund's sub-adviser, will continue to manage the Berger International Fund until the Fund's reorganization.






BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; BERGER INTERNATIONAL FUND is a servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered service marks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers shares of the Berger International Fund, which are available to the general public.


BERGER INTERNATIONAL FUND(SM) . . . . . . . . . . . . . . . . . . . .     4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . . .     4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . .     5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS  . . . . . . .     8
RISK AND INVESTMENT TABLE . . . . . . . . . . . . . . . . . . . . . .     9
RISK AND INVESTMENT GLOSSARY  . . . . . . . . . . . . . . . . . . . .    10
HOW TO CONTACT US . . . . . . . . . . . . . . . . . . . . . . . . . .    14
TO OPEN AN ACCOUNT OR PURCHASE SHARES . . . . . . . . . . . . . . . .    16
EXCHANGING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .    18
SELLING (REDEEMING) SHARES  . . . . . . . . . . . . . . . . . . . . .    20
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION  . . . . . . . . . . . . .    21
INFORMATION ABOUT YOUR ACCOUNT  . . . . . . . . . . . . . . . . . . .    22
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . .    22
ONLINE AND TELEPHONE CONSIDERATIONS . . . . . . . . . . . . . . . . .    22
YOUR SHARE PRICE  . . . . . . . . . . . . . . . . . . . . . . . . . .    22
PRIVACY NOTICE  . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . .    26
TAX-SHELTERED RETIREMENT PLANS  . . . . . . . . . . . . . . . . . . .    27
ORGANIZATION OF THE FUND  . . . . . . . . . . . . . . . . . . . . . .    28
INVESTMENT MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . .    28
12b-1 ARRANGEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . .    29
SPECIAL FUND STRUCTURE  . . . . . . . . . . . . . . . . . . . . . . .    29
FINANCIAL HIGHLIGHTS FOR THE FUND . . . . . . . . . . . . . . . . . .    30



                       Berger Funds o January 28, 2003 Berger International Fund

4

BERGER INTERNATIONAL FUND

Ticker Symbol     BBINX
Fund Number       349

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies. The Fund invests all of its assets in the Berger International Portfolio (Portfolio), which has the same goals and policies as the Fund.

The Portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Portfolio's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.

The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. Recently, the Portfolio has been weighted toward the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

See "Organization of the Fund--Special Fund Structure" later in this prospectus for more information on the Fund's investment in the Portfolio.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically, eco-


Berger Funds o January 28, 2003 Berger International Fund

Berger International Fund

nomic, market, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002.1 These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.(1)

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]



1993     1994     1995     1996     1997    1998     1999     2000      2001      2002
-----------------------------------------------------------------------------------------
36.38%   -7.80%   18.78%   18.51%   2.90%   14.92%   30.90%   -10.36%   -22.19%   -20.17%


BEST QUARTER:  12/31/99            20.54%


WORST QUARTER:  9/30/02           -21.57%



(1) Predecessor Performance: Performance figures covering periods prior to October 11, 1996, include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect the increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.



                       Berger Funds o January 28, 2003 Berger International Fund

6

BERGER INTERNATIONAL FUND


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (MSCI EAFE Index), an unmanaged index, with dividends reinvested, which represents major overseas stock markets. While the Fund does not seek to match the returns of the MSCI EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the MSCI EAFE Index, and unlike the Fund, it does not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)


                                                              LIFE OF FUND
                                     1 YEAR       5 YEARS    NOVEMBER 7, 1996    10 YEARS
------------------------------------------------------------------------------------------
Return Before Taxes                 -20.17%       -3.48%          -1.47%         4.31%

Return After Taxes on
  Distributions(2)                  -19.94%       -4.26%          -2.36%         n/a

Return After Taxes on
  Distributions and Sale
  of Fund Shares(2)                 -12.16%       -2.70%          -1.22%         n/a

MSCI EAFE Index
  (reflects no deduction for
  fees, expenses or taxes)          -15.66%       -2.61%          -1.38%         4.30%
------------------------------------------------------------------------------------------


(1) Predecessor Performance: Performance figures covering periods prior to October 11, 1996, include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect the increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.


(2) If the Fund incurs a loss, which generates a tax benefit or passes through foreign tax credits to shareholders, the return after taxes on distributions and the return on distributions and sale of Fund shares may exceed the Fund's other return figures. Returns after the effect of taxes are not included for periods before the Fund was registered with the SEC.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES(1)


(deducted directly from the Fund)                                           %
--------------------------------------------------------------------------------
Management fee                                                              .85
Distribution (12b-1) fee                                                    .25
Other expenses                                                              .69
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.79
--------------------------------------------------------------------------------


(1) Annual fund operating expenses consist of the Fund's expenses plus the Fund's share of the expenses of the Portfolio.


Berger Funds o January 28, 2003 Berger International Fund

Berger International Fund

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include the Fund's share of the Portfolio's expenses, an administrative fee and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                        $
--------------------------------------------------------------------------------
One                                                                          182
Three                                                                        563
Five                                                                         970
Ten                                                                        2,105
--------------------------------------------------------------------------------



                       Berger Funds o January 28, 2003 Berger International Fund

8

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the following page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE


Follow down the column under the name of the Fund. The boxes will tell you:


Y Yes, the security or technique is permitted by the Fund and is EMPHASIZED by the Fund.
          ----------------------------------------------------------------------
<         (Note: character is a hollow Y) Yes, the security or technique is
          PERMITTED by the Fund.
          ----------------------------------------------------------------------
F The RESTRICTION IS FUNDAMENTAL to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)
          ----------------------------------------------------------------------
25 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 25% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
33.3 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 33 1/3% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
[ ][ ][ ] (Note character is a hollow 15) Use of a security or technique is
          PERMITTED, BUT SUBJECT TO A RESTRICTION OF UP TO 15% OF NET ASSETS.
          ----------------------------------------------------------------------



Berger Funds o January 28, 2003 Berger International Fund

Berger International Fund

RISK AND INVESTMENT TABLE


                                                                   BERGER
                                                               INTERNATIONAL
                                                                    FUND
--------------------------------------------------------------------------------
DIVERSIFICATION                                                       F
--------------------------------------------------------------------------------
SMALL AND MID-SIZED COMPANY SECURITIES
Market, liquidity and information risk                                <
--------------------------------------------------------------------------------
SECTOR FOCUS
Market and liquidity risk                                             Y
--------------------------------------------------------------------------------
FOREIGN SECURITIES
Market, currency, transaction, liquidity, information,
economic and political risk                                           Y
--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES(1)
Market, interest rate, prepayment and credit risk                     <
--------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)
Interest rate, market, call and credit risk                           <
--------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES
Market, liquidity and information risk                                <
--------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES
Market, liquidity and transaction risk                         [  ] [  ] [  ]
--------------------------------------------------------------------------------
INITIAL PUBLIC OFFERINGS (IPOS)
Market, liquidity and information risk                                <
--------------------------------------------------------------------------------
SPECIAL SITUATIONS
Market and information risk                                           <
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES
Opportunity risk                                                      <
--------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES
Credit risk                                                        33.3
--------------------------------------------------------------------------------
BORROWING
Leverage risk                                                       25F
--------------------------------------------------------------------------------
HEDGING STRATEGIES
FORWARD FOREIGN CURRENCY CONTRACTS(2)
Hedging, credit, correlation and leverage risk                        Y
--------------------------------------------------------------------------------


NOTES TO TABLE

(1) The Fund has no minimum quality standard for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-adviser considers to be below investment grade.

(2) The Fund may use forwards only for hedging. The Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's securities denominated in a particular foreign currency.


                       Berger Funds o January 28, 2003 Berger International Fund

10

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund's manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Funds' holdings.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.


Berger Funds o January 28, 2003 Berger International Fund

Berger International Fund

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


                       Berger Funds o January 28, 2003 Berger International Fund

12

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Funds whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, the Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name.


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                                                                              13

Berger International Fund

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.





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14

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Opening new accounts

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Changing your address

o    Viewing electronic financial reports, prospectuses and statements

o    Downloading applications and account servicing forms

QUICK ACCESS

You can obtain Fund prices and purchase, exchange, and sell shares using our automated phone system (voice activated or touch tone).

o    1-800-551-5849, Option 1.

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-551-5849





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                                                                              15

Berger International Fund

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529


Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent requests and correspondence should be mailed to:



Janus
P.O. Box 173375
Denver, CO 80217-3375



Beginning 60 days after the merger date (approximately May 24, 2003), mail sent to any of the Berger Funds addresses will be returned to sender.




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16


TO OPEN AN ACCOUNT OR PURCHASE SHARES



MINIMUM INITIAL INVESTMENTS*
--------------------------------------------------------

Regular investment                                $2,500
Low Minimum Investment Plan                       $   50
IRA                                               $  500
--------------------------------------------------------

MINIMUM SUBSEQUENT INVESTMENTS*
--------------------------------------------------------

Regular investment                                $   50
Regular systematic investment                     $   50
Low Minimum Investment Plan                       $   50
  (required monthly systematic investments)
--------------------------------------------------------


*These minimums must be met in each individual Fund account in which you invest.

BY ONLINE ACCESS

o    You may open most types of accounts online at bergerfunds.com.

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.


o Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


BY TELEPHONE

o    QUICK ACCESS

     Investors who establish electronic transfer privileges may make additional purchases through our automated phone system.

o    INVESTOR SERVICE REPRESENTATIVE

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.


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                                                                              17

Berger International Fund

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

o The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but prefer a dollar cost averaging approach rather than a higher lump sum initial investment. Systematic monthly investments must be made until the value of each fund account opened under the Plan meets the required minimum (refer to the "Account Minimums" section of this Prospectus).


o You may also buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck invested directly into your account.


IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.


o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com, call Quick Access or call an Investor Service Representative.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.


                       Berger Funds o January 28, 2003 Berger International Fund


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18

EXCHANGE SHARES

BY ONLINE ACCESS

o Investors are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call Quick Access or an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


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

                                                                              19

Berger International Fund

WHEN EXCHANGING SHARES:

o Each account must be registered identically -- have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



                       Berger Funds o January 28, 2003 Berger International Fund

20

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o Investors with non-retirement accounts are automatically eligible to sell shares at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/ Special Documentation" section of this Prospectus.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Quick Access or an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer. Your bank may charge an additional fee to receive the wire transfer. A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.


Berger Funds o January 28, 2003 Berger International Fund


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                                                                              21

Berger International Fund

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).


o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.


o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


                       Berger Funds o January 28, 2003 Berger International Fund

22

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

All new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com and Quick Access may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information. You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or Quick Access, or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.


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

                                                                              23

Berger International Fund

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith, at fair value using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.


The Portfolio's securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.


CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.


                       Berger Funds o January 28, 2003 Berger International Fund

24

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums


Berger Funds o January 28, 2003 Berger International Fund

Berger International Fund

following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order;
(9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


ACCOUNT MINIMUMS

The Fund may charge a $10 annual fee to all accounts (except IRA and UGMA/UTMA accounts) with balances that are under the account minimums as follows:

o Regular investment accounts with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established before October 1, 2001 with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established on or after October 1, 2001 with a balance of less than $2,500 that are not making systematic monthly investments.

The annual fee is normally assessed in December and is designed to help offset the proportionately higher costs of maintaining accounts with lower balances. This fee will apply to accounts that have been over the stated minimum at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirements applicable to them as described may also be subject to involuntary redemption by the Fund.


                       Berger Funds o January 28, 2003 Berger International Fund

26

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by the Portfolio. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months,or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.


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                                                                              27

Berger International Fund

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION


You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, Coverdell Education Savings Account (formerly the Education IRA account) or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


                       Berger Funds o January 28, 2003 Berger International Fund

28

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization -- Janus Capital Group Inc. -- is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger fund into a similar Janus fund:



Current Fund                                Proposed Acquiring Fund
Berger International Fund                   Janus Overseas Fund



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. Bank of Ireland Asset Management (U.S.) Limited, the Fund's sub-adviser, will continue to manage the Berger International Fund until the Fund's reorganization.



JANUS CAPITAL MANAGEMENT LLC (JANUS CAPITAL) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.



BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bank of Ireland Asset Management (U.S.) Limited as sub-adviser. For the most recent fiscal year, the Fund's Portfolio paid the adviser a fee of 0.85% of net assets. BFG also provides administrative services to the Fund.


BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM), (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger International Portfolio.

BIAM, using a team approach, has been the investment manager for the Portfolio since its inception in 1996. BIAM is the sub-adviser to the Portfolio and is part of Bank of


Berger Funds o January 28, 2003 Berger International Fund

Berger International Fund

Ireland's asset management group, established in 1966. Most of the team of investment professionals have been with the group for at least ten years.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

12b-1 ARRANGEMENTS


The Fund is a "no-load" fund, meaning that you pay no sales load or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan permitting it to pay a fee in connection with distribution of those shares. Berger Financial Group LLC is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).


SPECIAL FUND STRUCTURE

The Fund is organized as a "feeder" fund in a "master/feeder" structure. This means that the Fund's assets are all invested in a larger "master" portfolio of securities, the Berger International Portfolio, which has investment goals and policies identical to those of the Fund. The other feeders investing in the Portfolio are the International Equity Fund and the Berger International CORE Fund. The International Equity Fund has a minimum balance requirement of $1,000,000 and the Berger International CORE Fund has a minimum balance requirement of $250,000. Each Fund has its own expenses so that share price, performance and distributions will differ among feeders. For more information on these feeders, please call 1-800-259-2820.

The Fund may withdraw its investment in the Portfolio at any time, if the trustees determine that it is in the best interests of the Fund to do so. In that event, the Fund might transfer to another master fund or hire its own investment adviser. A withdrawal could result in the Fund receiving an in-kind distribution of portfolio securities from the Portfolio. In that case, the Fund could incur brokerage, tax or other charges if it converted the securities to cash. In addition, an in-kind distribution could adversely affect the liquidity of the Fund.

For more information on the master/feeder fund structure, see the SAI.


                       Berger Funds o January 28, 2003 Berger International Fund

30

FINANCIAL HIGHLIGHTS FOR THE FUND

The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

BERGER INTERNATIONAL FUND


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                     Years Ended September 30,
                                                      2002         2001       2000(7)       1999       1998
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  9.14     $ 13.69     $ 12.51       $10.06    $ 11.46
------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                          0.16        0.38       (0.00)(5)    (0.07)      0.50
  Net realized and unrealized gains (losses)
    on securities and foreign currency
    transactions allocated from Portfolio              (1.79)      (4.05)       1.18         3.01      (1.46)
------------------------------------------------------------------------------------------------------------
Total from investment operations                       (1.63)      (3.67)       1.18         2.94      (0.96)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)               (0.52)         --          --        (0.47)     (0.06)
  Distributions (from capital gains)                      --       (0.88)         --        (0.02)     (0.38)
  Tax return of capital                                (0.01)         --          --           --         --
------------------------------------------------------------------------------------------------------------
Total dividends and distributions                      (0.53)      (0.88)         --        (0.49)     (0.44)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  6.98     $  9.14     $ 13.69      $ 12.51    $ 10.06
------------------------------------------------------------------------------------------------------------
Total Return                                          (19.17)%    (28.43)%      9.43%       29.64%     (8.46)%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)           $12,542     $26,773     $38,425      $23,014    $16,515
  Net expense ratio to average net assets(1),(2)        1.79%       1.45%       1.71%        1.76%      1.80%
  Ratio of net investment income to
    average net assets                                  0.15%       1.67%      (0.00)%      (0.01)%     2.20%
  Gross expense ratio to average net assets(5)          1.79%       1.45%       1.71%        1.77%      1.83%
  Portfolio turnover rate(3)                              39%         41%         31%          16%        17%



(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Portfolio's Adviser.



(2) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.



(3) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.



(4) Per share calculations for the period were based on average shares outstanding.



(5)  Amount represents less than $0.01 per share.




Berger Funds o January 28, 2003 Berger International Fund

Financial Highlights



Berger International Fund

The following table is based on the historical financial statements of the pool of assets that was, in a practical sense, the predecessor to the Portfolio in which the Fund is invested. The total return, expense ratios and per share data on the table have been adjusted to reflect any increase in Fund operating expenses that was expected to occur when the pool's assets were transferred to the Portfolio over the pool's actual operating expenses for each period shown.

The table covers the period from the beginning of the pool through October 11, 1996 when the pool's assets were transferred to the Portfolio. The pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, the pool's financial results might have been adversely affected.

INTERNATIONAL EQUITY POOL

ADJUSTED SELECTED DATA (UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD PRESENTED



                                      Period from                                                                    Period from
                                    January 1, 1996                                                                July 31, 1989(1)
                                     to October 11,                         Year Ended December 31,                to December 31,
                                        1996(2)        1995       1994       1993       1992       1991       1990        1989
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:(3)
Net asset value, beginning of period    $ 8.94       $ 7.52     $ 8.16      $ 5.98     $ 5.43     $ 4.80     $ 5.00      $ 4.11
----------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)            0.11         0.12       0.06        0.10       0.08       0.08       0.06        0.02
  Net realized and unrealized
    gain (loss) on investments            0.95         1.30      (0.70)       2.08       0.47       0.55      (0.26)       0.87
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.06         1.42      (0.64)       2.18       0.55       0.63      (0.20)       0.89
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.00       $ 8.94     $ 7.52      $ 8.16     $ 5.98     $ 5.43     $ 4.80      $ 5.00
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                          11.91%       18.78%     (7.80)%     36.38%     10.21%     13.18%     (4.11)%     21.80%
----------------------------------------------------------------------------------------------------------------------------------
Ratios Supplemental Data:
  Net assets, end of period
  (in thousands)                        $4,482       $5,662     $6,215      $5,495     $3,016     $2,364     $1,201      $  916
Net expense ratio to average
  net assets(3),(4)                       1.78%(5)     1.78%      1.78%       1.78%      1.78%      1.78%      1.78%       1.78%(5)
Ratio of net income (loss)
  to average net assets(3)                1.11%(5)     1.03%      0.42%       0.92%      0.78%      1.26%      0.79%      (0.47)%(5)
Gross expense ratio to average
  net assets(3)                           1.83%(5)     1.83%      1.83%       1.83%      1.83%      1.83%      1.83%       1.83%(5)
Portfolio turnover rate                     30%          34%        62%         41%        36%        27%        31%        413%


(1)  Commencement of operations of the pool.

(2)  Commencement of operations of the Portfolio in which the Fund is invested.

(3) Adjusted to reflect any increase in expenses expected in operating the Fund, including the Fund's pro rata share of the Portfolio's expenses. Additionally, total return is not annualized for periods of less than one full year.

(4) Net expenses represent gross expenses less fees that would have been waived by the Adviser of the Portfolio if the fee waiver in effect for the Portfolio had been in effect for the pool.

(5)  Annualized.



                       Berger Funds o January 28, 2003 Berger International Fund

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Worldwide Funds Trust 811-07669
(Berger International Fund)                                           INTLPROS

                         BERGER INTERNATIONAL CORE FUND


                           PROSPECTUS JANUARY 28, 2003


                               [BERGER FUNDS LOGO]



In connection with the liquidation of Berger International CORE Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective February 10, 2003.


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                              IMPORTANT INFORMATION




On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the anticipated reorganization of BFG, the Berger Funds' Independent Trustees have determined to liquidate the Berger International CORE Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective February 10, 2003.



Shareholders of the Fund may redeem or exchange their Fund shares at any time prior to liquidation. As soon as practicable after the effective date of the plan of liquidation, the Fund's portfolio securities will be converted to cash or cash equivalents. It is anticipated that the liquidation will be completed by March 31, 2003.








BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; BERGER INTERNATIONAL CORE FUND is a servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

The Berger International CORE Fund is a mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals.


BERGER INTERNATIONAL CORE FUND(SM) ...........................  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES ..........  4
PRINCIPAL RISKS ..............................................  4
THE FUND'S PAST PERFORMANCE ..................................  5
FUND EXPENSES ................................................  6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .......  8
RISK AND INVESTMENT GLOSSARY .................................  8
HOW TO CONTACT US ............................................ 12
TO OPEN AN ACCOUNT OR PURCHASE SHARES ........................ 13
EXCHANGING SHARES ............................................ 15
SELLING (REDEEMING) SHARES ................................... 17
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION ................... 18
INFORMATION ABOUT YOUR ACCOUNT ............................... 19
EXCESSIVE TRADING ............................................ 19
ONLINE AND TELEPHONE CONSIDERATIONS .......................... 19
YOUR SHARE PRICE ............................................. 19
PRIVACY NOTICE ............................................... 21
DISTRIBUTIONS AND TAXES ...................................... 22
TAX-SHELTERED RETIREMENT PLANS ............................... 23
ORGANIZATION OF THE FUND ..................................... 24
INVESTMENT MANAGERS .......................................... 24
SPECIAL FUND STRUCTURE ....................................... 25
FINANCIAL HIGHLIGHTS FOR THE FUND ............................ 26




                  Berger Funds o January 28, 2003 Berger International CORE Fund

4


BERGER INTERNATIONAL CORE FUND


Ticker Symbol     BBICX
Fund Number       660


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies. The Fund invests all of its assets in the Berger International Portfolio (Portfolio), which has the same goals and policies as the Fund.

The Portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The portfolio's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.

The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. Recently, the Portfolio has been weighted toward countries in the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

See "Organization of the Fund--Special Fund Structure" later in this prospectus for more information on the Fund's investment in the Portfolio.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically,


Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

economic, market, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002.(1) These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.(1)

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

[BAR GRAPH]

37.25%  -7.47%  19.23%  19.02%  3.79%  15.66%  31.79%  -9.68%   -21.82%  -19.57%

 1993    1994    1995    1996   1997    1998    1999    2000      2001     2002


BEST QUARTER:     12/31/99                    20.82%

WORST QUARTER:     9/30/02                   -21.25%


(1)Predecessor Performance: Performance figures covering periods prior to October 11, 1996, include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect any increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (MSCI EAFE Index), an


                  Berger Funds o January 28, 2003 Berger International CORE Fund

6



BERGER INTERNATIONAL CORE FUND


unmanaged index, with dividends reinvested, which represents major overseas stock markets. While the Fund does not seek to match the returns of the MSCI EAFE Index, this index is a good indicator of foreign stock market performance. You may not invest in the MSCI EAFE Index, and unlike the Fund, it does not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31,2002(1)



                                                                   Life of Fund
                                        1 Year          5 Years  (October 11, 1996)  10 Years
----------------------------------------------------------------------------------------------
Return Before Taxes                     -19.57%         -2.84%         -0.60%        4.94%

Return After Taxes
   on Distributions(2)                  -19.88%         -3.49%         -1.21%         n/a

Return After Taxes on
   Distributions and Sale
   of Fund Shares(2)                    -11.74%         -2.21%         -0.48%         n/a

MSCI EAFE Index
   (reflects no deduction for
   fees, expenses or taxes)             -15.66%         -2.61%         -1.53%        4.30%
----------------------------------------------------------------------------------------------


(1) Predecessor Performance: Performance figures covering periods prior to October 11,1996,include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect any increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.


(2) If the Fund incurs a loss, which generates a tax benefit or passes through foreign tax credits to shareholders, the return after taxes on distributions and the return on distributions and sale of Fund shares may exceed the Fund's other return figures. Returns after the effect of taxes are not included for periods before the Fund was registered with the SEC.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                           %
--------------------------------------------------------------
Management fee                                             .85
Other expenses                                             .17
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.02
--------------------------------------------------------------


(1) Annual fund operating expenses consist of the Fund's expenses plus the Fund's share of the expenses of the Portfolio.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include the Fund's share of the Portfolio's expenses, an administrative fee and registration fees.


Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o   $10,000 initial investment

o   5% total return for each year

o   Fund operating expenses remain the same for each period

o   Redemption after the end of each period

o   Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                    $
----------------------------------------------------------
One                                                    104
Three                                                  325
Five                                                   563
Ten                                                  1,248
----------------------------------------------------------



                  Berger Funds o January 28, 2003 Berger International CORE Fund

8


INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



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
                                                                               9



Berger International CORE Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A non diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES(3) are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2),(3) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities not deemed to be liquid. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks




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10


INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS (CONTINUED)

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products



Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

(1)The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-adviser considers to be below investment grade.

(2)The Fund may use forwards only for hedging. The Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's securities denominated in a particular foreign currency.

(3)The security or technique is emphasized by the Fund.




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
12


HOW TO CONTACT US


In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales of existing investors effective February 10, 2003.


ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o Purchasing, exchanging and selling shares

o Reviewing Fund information and performance

o Viewing electronic financial reports and prospectuses

o Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-960-8427

BY MAIL


SEND WRITTEN CORRESPONDENCE TO:


Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street,1st Floor
Kansas City, MO 64105






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                                                                              13


Berger International CORE Fund


TO OPEN AN ACCOUNT OR PURCHASE SHARES


In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective February 10, 2003.


MINIMUM
--------------------------------------------------------------------------------
Initial investment                                                  $250,000
Subsequent investments                                            No minimum
--------------------------------------------------------------------------------


BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.




BY TELEPHONE

o  INVESTOR SERVICE REPRESENTATIVE

   To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

   You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

   Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.




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14


TO OPEN AN ACCOUNT OR PURCHASE SHARES (CONTINUED)

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o  The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



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


                                                                              15


Berger International CORE Fund

EXCHANGING SHARES

In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective February 10, 2003.


BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.




BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.



                  Berger Funds o January 28, 2003 Berger International CORE Fund

16

WHEN EXCHANGING SHARES:

o Each account must be registered identically have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/ Special Documentation" section of this Prospectus.




BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semiannually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.




                  Berger Funds o January 28, 2003 Berger International CORE Fund

18

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions.

You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed. In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.




                  Berger Funds o January 28, 2003 Berger International CORE Fund

20

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Portfolio's securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.



Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as subtransfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums




                  Berger Funds o January 28, 2003 Berger International CORE Fund

22
following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order;
(9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be rein vested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.




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
                                                                              23


Berger International CORE Fund


BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend. "Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan,403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.




                  Berger Funds o January 28, 2003 Berger International CORE Fund

24


ORGANIZATION OF THE FUND

INVESTMENT MANAGERS


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.

In connection with the anticipated reorganization of BFG, the Berger Funds' Independent Trustees have determined to liquidate the Berger International CORE Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective February 10, 2003.

Shareholders of the Fund may redeem or exchange their Fund shares at any time prior to liquidation. As soon as practicable after the effective date of the plan of liquidation, the Fund's portfolio securities will be converted to cash or cash equivalents. It is anticipated that the liquidation will be completed by March 31, 2003.

Janus Capital Management LLC (Janus Capital) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as subadviser for a number of private label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.

Berger Financial Group LLC (BFG) (210 University Blvd., Denver, CO 80206) serves as investment adviser, sub adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bank of Ireland Asset Management (U.S.) Limited as sub adviser. For the most recent fiscal year, the Fund's Portfolio paid the adviser a fee of 0.85% of net assets. BFG also provides administrative services to the Fund.


Bank of Ireland Asset Management (U.S.) Limited (BIAM), (75 Holly Hill Lane, Greenwich, CT 06830 [representative office];26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment adviser or sub adviser to pension and profit-sharing plans and other institutional investors and mutual funds. As sub adviser, BIAM provides day-to-day management of the investment operations of the Berger International Portfolio.




Berger Funds o January 28, 2003 Berger International CORE Fund

Berger International CORE Fund

BIAM, using a team approach, has been the investment manager for the Portfolio since its inception in 1996. BIAM is the sub adviser to the Portfolio and is part of Bank of Ireland's asset management group, established in 1966. Most of the team of investment professionals have been with the group for at least ten years.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE

The Fund is organized as a "feeder" fund in a "master/feeder "structure. This means that the Fund's assets are all invested in a larger "master" portfolio of securities, the Berger International Portfolio, which has investment goals and policies identical to those of the Fund. The other feeders investing in the Portfolio are the International Equity Fund and the Berger International Fund. The International Equity Fund has a minimum balance requirement of $1,000,000 and the Berger International Fund has a minimum balance requirement of $2,500.Each Fund has its own expenses so that share price, performance and distributions will differ among feeders. For more information on these feeders, please call 1-800-259-2820.

The Fund may withdraw its investment in the Portfolio at any time, if the trustees determine that it is in the best interests of the Fund to do so. In that event, the Fund might transfer to another master fund or hire its own investment adviser. A withdrawal could result in the Fund receiving an in-kind distribution of portfolio securities from the Portfolio. In that case, the Fund could incur brokerage, tax or other charges if it converted the securities to cash. In addition, an in-kind distribution could adversely affect the liquidity of the Fund.

For more information on the master/feeder fund structure, see the SAI.




                  Berger Funds o January 28, 2003 Berger International CORE Fund

26


FINANCIAL HIGHLIGHTS FOR THE FUND

The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

BERGER INTERNATIONAL CORE FUND


For a Share Outstanding Throughout the Period



                                                                          Years Ended September 30,
                                                        2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $9.97         $14.81        $13.46        $10.60        $11.67
---------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                          0.15           0.22          0.09         (0.12)         0.43
  Net realized and unrealized gains (losses)
    on securities and foreign currency
    transactions allocated from Portfolio              (1.95)         (4.15)         1.31          3.32         (1.34)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (1.80)         (3.93)         1.40          3.20         (0.91)
---------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)               (0.24)            --         (0.05)        (0.34)        (0.08)
  Distributions (from capital gains)                      --          (0.91)           --            --         (0.08)
---------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions                    (0.24)         (0.91)        (0.05)        (0.34)        (0.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $7.93          $9.97        $14.81        $13.46        $10.60
---------------------------------------------------------------------------------------------------------------------
Total Return                                          (18.56)%       (28.07)%       10.40%        30.45%        (7.79)%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)          $113,012       $203,476      $260,789      $231,985      $153,918
  Net expense ratio to average net assets(1,2)          1.02%          0.99%         1.01%         1.06%         1.08%
  Ratio of net investment income to
    average net assets                                  1.06%          1.98%         0.69%         0.69%         3.44%
  Gross expense ratio to average net assets(2)          1.02%          0.99%         1.01%         1.06%         1.12%
  Portfolio turnover rate(3)                              39%            41%           31%           16%           17%



(1) Net expenses represent gross expenses reduced by fees waived Portfolio's and/or reimbursed by the Adviser.

(2) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.

(3) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.




Berger Funds o January 28, 2003 Berger International CORE Fund

Financial Highlights

The following table is based on the historical financial statements of the pool of assets that was, in a practical sense, the predecessor to the Portfolio in which the Fund is invested. The total return, expense ratios and per share data on the table have been adjusted to reflect any increase in Fund operating expenses that was expected to occur when the pool's assets were transferred to the Portfolio over the pool's actual operating expenses for each period shown.

The table covers the period from the beginning of the pool through October 11,1996 when the pool's assets were transferred to the Portfolio. The pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, the pool's financial results might have been adversely affected.


INTERNATIONAL EQUITY POOL
ADJUSTED SELECTED DATA (UNAUDITED)
For a Share Outstanding Throughout the Period Presented


                                     Period from                                                                  Period from
                                    January 1,1996                                                               July 31,1989(1)
                                    to October 11,               Year Ended December 31,                         to December 31,
                                        1996(2)       1995       1994       1993       1992      1991      1990        1989
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:(3)
Net asset value, beginning of period    $9.01         $7.55     $8.16       $5.95      $5.36     $4.72     $4.90           $4.01
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)          0.11          0.12      0.06        0.11       0.09      0.08      0.05            0.02
   Net realized and unrealized
      gain (loss) on investments         0.88          1.34     (0.67)       2.10       0.50      0.56     (0.23)           0.87
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         0.99          1.46     (0.61)       2.21       0.59      0.64     (0.18)           0.89
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $10.00         $9.01     $7.55       $8.16      $5.95     $5.36     $4.72           $4.90
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                         11.03%        19.23%    (7.47)%     37.25%     10.93%    13.61%    (3.76)%         22.20%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Supplemental Data:
   Net assets, end of period
   (in thousands)                      $4,482        $5,662    $6,215      $5,495     $3,016     $2,364   $1,201            $916
Net expense ratio to average
   net assets(3,4)                       1.49%(5)      1.35%     1.45%       1.17%      1.10%     1.35%     1.43%           1.10%(5)
Ratio of net income (loss)
   to average net assets(3)              1.54%(5)      1.46%     0.75%       1.53%      1.46%     1.69%     1.14%           0.21%(5)
Gross expense ratio to average
   net assets(3)                         1.49%(5)      1.35%     1.45%       1.17%      1.15%     1.35%     1.43%           1.15%(5)
Portfolio turnover rate                    30%           34%       62%         41%        36%       27%       31%            413%

(1) Commencement of operations of the pool

(2) Commencement of operations of the Portfolio in which the Fund is invested.

(3) Adjusted to reflect any increase in expenses expected in operating the Fund, including the Fund's pro rata share of the Portfolio's expenses. Additionally, total return is not annualized for periods of less than one full year.

(4) Net expenses represent gross expenses less fees that would have been waived by the Adviser of the Portfolio if the fee waiver in effect for the Portfolio had been in effect for the pool.

(5) Annualized.




                  Berger Funds o January 28, 2003 Berger International CORE Fund

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Worldwide Funds Trust  811-07669
 (Berger International CORE Fund)                                       COREPROS

                            INTERNATIONAL EQUITY FUND


                           PROSPECTUS JANUARY 28, 2003



In connection with the liquidation of International Equity Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing shareholders.


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                              IMPORTANT INFORMATION



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.


In connection with the anticipated reorganization of BFG, the Berger Funds' Independent Trustees have determined to liquidate the International Equity Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective December 23, 2002.

Shareholders of the Fund may redeem or exchange their Fund shares at any time prior to liquidation. As soon as practicable after the effective date of the plan of liquidation, the Fund's portfolio securities will be converted to cash or cash equivalents. It is anticipated that the liquidation will be completed by March 31, 2003.

TABLE OF CONTENTS

The Fund is designed primarily for investment by trust companies or trust departments of other financial institutions, whether purchasing for their own accounts or for accounts over which they have investment power.



INTERNATIONAL EQUITY FUND . . . . . . . . . . . . . . . . . . . . . . . . .       4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . . . . . .       4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . .       5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS. . . . . . . . . . .       8
RISK AND INVESTMENT GLOSSARY. . . . . . . . . . . . . . . . . . . . . . . .       8
HOW TO CONTACT US . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12
EXCHANGING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13
SELLING (REDEEMING) SHARES. . . . . . . . . . . . . . . . . . . . . . . . .      15
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION. . . . . . . . . . . . . . . . .      16
INFORMATION ABOUT YOUR ACCOUNT. . . . . . . . . . . . . . . . . . . . . . .      17
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17
ONLINE AND TELEPHONE CONSIDERATIONS . . . . . . . . . . . . . . . . . . . .      17
YOUR SHARE PRICE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17
PRIVACY NOTICE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . . .      20
TAX-SHELTERED RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . . .      21
ORGANIZATION OF THE FUND. . . . . . . . . . . . . . . . . . . . . . . . . .      22
INVESTMENT MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .      22
SPECIAL FUND STRUCTURE. . . . . . . . . . . . . . . . . . . . . . . . . . .      23
FINANCIAL HIGHLIGHTS FOR THE FUND . . . . . . . . . . . . . . . . . . . . .      24


                                     January 28, 2003 International Equity Fund

4

INTERNATIONAL EQUITY FUND

Ticker Symbol    BINTX
Fund Number      659


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies. The Fund invests all of its assets in the Berger International Portfolio (Portfolio), which has the same goals and policies as the Fund.

The Portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Portfolio's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.

The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. Recently, the Portfolio has been weighted toward countries in the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

See "Organization of the Fund--Special Fund Structure" later in this prospectus for more information on the Fund's investment in the Portfolio.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically,


January 28, 2003 International Equity Fund

International Equity Fund

economic, market, currency, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002.(1) These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.(1)

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

36.97%  -7.46%  19.28%  18.85%   3.64%  15.60%  31.83%  -9.86%  -21.87% -19.65%
 1993    1994    1995    1996    1997    1998    1999    2000     2001    2002



BEST QUARTER: 12/31/99           20.87%
WORST QUARTER: 9/30/02          -21.16%



(1) Predecessor Performance: Performance figures covering periods prior to October 11, 1996, include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect any increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.

                                      January 28, 2003 International Equity Fund

6

INTERNATIONAL EQUITY FUND


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (MSCI EAFE Index), an unmanaged index, with dividends reinvested, which represents major overseas stock markets. While the Fund does not seek to match the returns of the MSCI EAFE Index, this index is a good indicator of foreign stock market performance. You may not invest in the MSCI EAFE Index, and unlike the Fund, it does not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31,2002(1)


                                                                 Life of Fund
                                     1 Year         5 Years    (October 11, 1996)   10 Years
--------------------------------------------------------------------------------------------
Return Before Taxes                  -19.65%         -2.92%           -0.70%         4.85%
Return After Taxes on
  Distributions(2)                    -9.06%         -1.14%            0.35%          n/a
Return After Taxes on
  Distributions and Sale
  of Fund Shares(2)                   -1.56%          0.04%            1.20%          n/a

MSCI EAFE Index
  (reflects no deduction for
  fees, expenses or taxes)           -15.66%         -2.61%           -1.53%         4.30%
-------------------------------------------------------------------------------------------


(1) Predecessor Performance: Performance figures covering periods prior to October 11,1996,include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect any increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.


(2) If the Fund incurs a loss, which generates a tax benefit or passes through foreign top credits to shareholders, the return after taxes on distributions and the return on distributions and sale of Fund shares may exceed the Fund's other return figures. Returns after the effect of taxes are not included for periods before the Fund was registered with the SEC.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                   %
----------------------------------------------------------------------
Management fee                                                     .85
Other expenses                                                     .14
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               .99
----------------------------------------------------------------------


(1) Annual fund operating expenses consist of the Fund's expenses plus the Fund's share of the expenses of the Portfolio.


January 28, 2003 International Equity Fund

International Equity Fund


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include the Fund's share of the Portfolio's expenses, an administrative fee and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                $
----------------------------------------------------------------------
One                                                                101

Three                                                              315

Five                                                               547

Ten                                                              1,213
----------------------------------------------------------------------



                                      January 28, 2003 International Equity Fund

8


INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDICor any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment International Equity Fund contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes January 28, 2003 in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


January 28, 2003 International Equity Fund


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                                                                               9


International Equity Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES(3) are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2,3) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities not deemed to be liquid. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the January 28, 2003 first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks


                                      January 28, 2003 International Equity Fund

10

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among January 28, 2003 technology companies may result in increasingly aggressive pricing of their products


January 28, 2003 International Equity Fund

                                                                              11
International Equity Fund


and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of the Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-adviser considers to be below investment grade.

(2) The Fund may use forwards only for hedging. The Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's securities denominated in a particular foreign currency.

(3) The security or technique is emphasized by the Fund.



                                      January 28, 2003 International Equity Fund

12

HOW TO CONTACT US


In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors.


ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-960-8427

BY MAIL


SEND WRITTEN CORRESPONDENCE TO:


Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street,1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529





January 28, 2003 International Equity Fund

International Equity Fund

EXCHANGING SHARES


In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors. The Fund is closed to investors and if a total exchange redemption of your account is made, additional investments in the Fund will not be possible.


BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.




BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


                                      January 28, 2003 International Equity Fund

14

WHEN EXCHANGING SHARES:

o Each account must be registered identically ~ have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



January 28, 2003 International Equity Fund

International Equity Fund

SELLING (REDEEMING) SHARES


In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors. The Fund is closed to investors and if a total redemption of your account is made, additional investments in the Fund will not be possible.


BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/ Special Documentation" section of this Prospectus.




BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.


                                      January 28, 2003 International Equity Fund

16

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


January 28, 2003 International Equity Fund

International Equity Fund

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.


                                      January 28, 2003 International Equity Fund

18

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Portfolio's securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.


January 28, 2003 International Equity Fund

                                                                              19
International Equity Fund

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services International Equity Fund (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has



                                      January 28, 2003 International Equity Fund

20
been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and
(11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $1,000,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was



January 28, 2003 International Equity Fund

International Equity Fund

reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, or January 28, 2003 other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.



                                      January 28, 2003 International Equity Fund

22

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.

In connection with the anticipated reorganization of BFG, the Berger Funds' Independent Trustees have determined to liquidate the International Equity Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective December 23, 2002.

Shareholders of the Fund may redeem or exchange their Fund shares at any time prior to liquidation. As soon as practicable after the effective date of the plan of liquidation, the Fund's portfolio securities will be converted to cash or cash equivalents. It is anticipated that the liquidation will be completed by March 31, 2003.

JANUS CAPITAL MANAGEMENT LLC (JANUS CAPITAL) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.

Berger Financial Group LLC (BFG) (210 University Blvd., Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bank of Ireland Asset Management (U.S.) Limited as sub-adviser. For the most recent fiscal year, the Fund's Portfolio paid the adviser a fee of 0.85% of net assets. BFG also provides administrative services to the Fund.


BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM), (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger International Portfolio.



January 28, 2003 International Equity Fund

International Equity Fund

BIAM, using a team approach, has been the investment manager for the Portfolio since its inception in 1996. BIAM is the sub-adviser to the Portfolio and is part of Bank of Ireland's asset management group, established in 1966. Most of the team of investment professionals have been with the group for at least ten years.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of International Equity Fund portfolio turnover. The portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE

The Fund is organized as a "feeder" fund in a "master/feeder" structure. This means that the Fund's assets are all invested in a larger "master" portfolio of securities, the Berger International Portfolio, which has investment goals and policies identical to those of the Fund. The other feeders investing in the Portfolio are the Berger International CORE Fund and the Berger International Fund. The Berger International CORE Fund has a minimum balance requirement of $250,000 and the Berger International Fund has a minimum balance requirement of $2,500. Each Fund has its own expenses so that share price, performance and distributions will differ among feeders. For more information on these feeders, please call 1-800-259-2820.

The Fund may withdraw its investment in the Portfolio at any time, if the trustees determine that it is in the best interests of the Fund to do so. In that event, the Fund might transfer to another master fund or hire its own investment adviser. A withdrawal could result in the Fund receiving an in-kind distribution of portfolio securities from the Portfolio. In that case, the Fund could incur brokerage, tax or other charges if it converted the securities to cash. In addition, an in-kind distribution could adversely affect the liquidity of the Fund.

For more information on the master/feeder fund structure, see the SAI.


                                      January 28, 2003 International Equity Fund

24

FINANCIAL HIGHLIGHTS FOR THE FUND

The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

INTERNATIONAL EQUITY FUND
For a Share Outstanding Throughout the Period



                                                                Years Ended September 30,
                                                   2002        2001        2000          1999       1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  9.38     $ 14.05     $ 12.75       $ 10.02     $11.64
---------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                      0.06        0.33        0.08         (0.15)      0.39
  Net realized and unrealized gains (losses)
    on securities and foreign currency
    transactions allocated from Portfolio          (1.72)      (4.03)       1.22          3.17      (1.28)
---------------------------------------------------------------------------------------------------------
Total from investment operations                   (1.66)      (3.70)       1.30          3.02      (0.89)
---------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)           (0.39)      (0.01)         --         (0.28)     (0.14)
  Distributions (from capital gains)                  --       (0.96)      (0.00)(4)     (0.01)     (0.59)
---------------------------------------------------------------------------------------------------------
  Total dividends and distributions                (0.39)      (0.97)      (0.00)        (0.29)     (0.73)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  7.33     $  9.38     $ 14.05       $ 12.75     $10.02
---------------------------------------------------------------------------------------------------------
Total Return                                      (18.62)%    (28.06)%     10.20%        30.36%     (7.77)%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)       $   773     $ 5,887     $12,525       $10,187     $7,149
  Net expense ratio to average net assets(1)(2)     0.99%       1.05%       1.07%         1.10%      1.08%

  Ratio of net investment income to
    average net assets                              0.44%       1.93%       0.62%         0.65%      3.30%
  Gross expense ratio to average net assets(2)      0.99%       1.05%       1.07%         1.11%      1.12%
  Portfolio turnover rate(3)                          39%         41%         31%           16%        17%




(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Portfolio's Adviser.

(2) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.

(3) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

(4)  Amount represents less than $0.01 per share.




January 28, 2003 International Equity Fund

International Equity - Fund


The following table is based on the historical financial statements of the pool of assets that was, in a practical sense, the predecessor to the Portfolio in which the Fund is invested. The total return, expense ratios and per share data on the table have been adjusted to reflect any increase in Fund operating expenses that was expected to occur when the pool's assets were transferred to the Portfolio over the pool's actual operating expenses for each period shown.

The table covers the period from the beginning of the pool through October 11, 1996 when the pool's assets were transferred to the Portfolio. The pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, the pool's financial results might have been adversely affected.

INTERNATIONAL EQUITY POOL
ADJUSTED SELECTED DATA (UNAUDITED)

For a Share Outstanding Throughout the Period Presented


                                          Period                                                                     Period
                                           from                                                                       from
                                       January 1,1996                                                           July 31, 1989(1)
                                       to October 11,           Year Ended December 31,                          to December 31,
                                          1996(2)        1995      1994       1993      1992      1991      1990       1989
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:(3)
Net asset value, beginning of period       $9.01         $7.55     $8.16      $5.96    $5.39     $4.74     $4.92      $4.04
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)             0.11          0.12      0.06       0.11      0.09      0.08      0.05       0.02
   Net realized and unrealized
     gain (loss) on investments             0.88          1.34     (0.67)      2.09      0.48      0.57     (0.23)      0.86
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            0.99          1.46     (0.61)      2.20      0.57      0.65     (0.18)      0.88
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $10.00       $  9.01    $ 7.55     $ 8.16    $ 5.96    $ 5.39    $ 4.74     $ 4.92
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                            10.97%        19.28%    (7.46)%    36.97%    10.64%    13.62%    (3.69)%    22.00%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Supplemental Data:
Net assets, end of period
  (in thousands)                          $4,482       $ 5,662    $6,215     $5,495    $3,016    $2,364    $1,201     $  916
Net expense ratio to average
  net assets(3)(4)                         1.49%(5)      1.35%     1.45%      1.35%     1.35%     1.35%     1.43%      1.35%(5)

Ratio of net income (loss)
  to average net assets(3)                  1.54%(5)      1.46%     0.75%      1.35%     1.21%     1.69%     1.14%     (0.04)%(5)
Gross expense ratio to average
  net assets(3)                             1.49%(5)      1.40%     1.45%      1.40%     1.40%     1.40%     1.43%      1.40%(5)
Portfolio turnover rate                       30%           34%       62%        41%       36%       27%       31%       413%

(1)  Commencement of operations of the pool.

(2)  Commencement of operations of the Portfolio in which the Fund is invested.

(3) Adjusted to reflect any increase in expenses expected in operating the Fund, including the Fund's pro rata share of the Portfolio's expenses. Additionally, total return is not annualized for periods of less than one full year.

(4) Net expenses represent gross expenses less fees that would have been waived by the Adviser of the Portfolio if the fee waiver in effect for the Portfolio had been in effect for the pool.

(5)  Annualized.



                                      January 28, 2003 International Equity Fund

                       This page intentionally left blank

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O.Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Worldwide Funds Trust  811-07669
(International Equity Fund)

                                                                          IEPROS

                            BERGER INTERNATIONAL FUND
                   (A SERIES OF BERGER WORLDWIDE FUNDS TRUST)


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-551-5849


                  This Statement of Additional Information ("SAI") about the Berger International Fund (the "Fund"), a series of the Berger Worldwide Funds Trust (the "Trust"), is not a prospectus. It relates to the Prospectus describing the Fund, dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-333-1001.

                  The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE BERGER INTERNATIONAL PORTFOLIO (THE "PORTFOLIO"). Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by Berger Financial Group LLC ("BFG" or the "adviser"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "sub-adviser").

                  The financial statements of the Fund are incorporated into this SAI by reference for the fiscal year ended September 30, 2002, and the related Report of Independent Accountants on those statements, from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002.

                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-333-1001.



                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                            PAGE    CROSS-REFERENCES TO RELATED
SECTION                                                      NO.    DISCLOSURES IN PROSPECTUS
-------                                                     ----    ---------------------------
    Introduction                                              1     Table of Contents

1.  Investment Strategies and Risks of the Fund               1     Principal Investment Strategies; Principal
                                                                    Risks; Investment Techniques, Securities
                                                                    and the Associated Risks

2.  Investment Restrictions                                   8     Investment Techniques, Securities and the
                                                                    Associated Risks

3.  Management of the Fund                                    9     Organization of the Fund

4.  Investment Adviser and Sub-Adviser                       19     Organization of the Fund

5.  Expenses of the Fund                                     22     Organization of the Fund; Financial
                                                                    Highlights for the Fund

6.  Brokerage Policy                                         26     Organization of the Fund

7.  How to Purchase and Redeem Shares in the Fund            27     To Open an Account or Purchase Shares;
                                                                    Selling (Redeeming) Shares

8.  How the Net Asset Value is Determined                    28     Your Share Price

9.  Income Dividends, Capital Gains Distributions            29     Distributions and Taxes
    and Tax Treatment

10. Suspension of Redemption Rights                          30     Information About Your Account

11. Tax-Sheltered Retirement Plans                           31     Tax-Sheltered Retirement Plans

12. Exchange Privilege and Systematic                        33     Exchanging Shares; Selling (Redeeming)
    Withdrawal Plan                                                 Shares

13. Performance Information                                  34     Financial Highlights for the Fund

14. Additional Information                                   37     Organization of the Fund; Special Fund
                                                                    Structure

    Financial Information                                    42     Financial Highlights for the Fund

                                  INTRODUCTION


                  The Berger International Fund is a mutual fund, or an open-end management investment company. The Fund is a diversified fund. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. The Fund does not invest to provide current income, although some income may be produced while managing the Portfolio.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the Portfolio and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Portfolio will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Portfolio will consider the security as rated in the higher category. If nonconvertible securities purchased by the Portfolio are downgraded to below investment grade following purchase, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Portfolio. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Portfolio will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Portfolio could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Portfolio.

                  INITIAL PUBLIC OFFERINGS. The Portfolio may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolio's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolio. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Portfolio's performance when the Portfolio's asset base is small. Consequently, IPOs may constitute a significant portion of the Portfolio's returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio's assets as it increases in size and therefore have a more limited effect on the Portfolio's performance.

                  There can be no assurance that IPOs will continue to be available for the Portfolio to purchase. The number or quality of IPOs available for purchase by the Portfolio may vary, decrease or entirely disappear. In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolio to realize a profit.

                  The sub-adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, the Portfolio generally will not participate in an IPO if the securities available for allocation to the Portfolio are insignificant relative to the Portfolio's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail below.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Portfolio may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Portfolio if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Portfolio under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Portfolio's primary custodian provides the Portfolio with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Portfolio of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. The utilization of forwards is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Portfolio is not required to hedge. Decisions regarding hedging are subject to the sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-adviser considers pertinent.

                  A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Portfolio's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire. Use of these instruments by the Portfolio involves the potential for a loss that may exceed the Portfolio's initial commitment to a forward contract. However, the Portfolio is permitted to use forwards for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its exposure to equity securities denominated in a particular currency. To help ensure that the Portfolio will be able to meet its obligations under forward contracts entered into by the Portfolio, the Portfolio will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Portfolio utilizing forward contracts are: (a) losses resulting from market movements not anticipated by the Portfolio; (b) possible imperfect correlation between movements in the prices of forwards and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular contract at any particular time; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

                  Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures that may be established and changed by the trustees from time to time without investor vote. Currently, the Portfolio is authorized to utilize forward contracts only for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the adviser or sub-adviser may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might use are forward foreign currency exchange contracts and that it may use such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio may also enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the sub-adviser's projection of future exchange rates is inaccurate.

                  The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the

Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

                  CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities that are convertible into common stock when the sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the sub-adviser. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  LENDING OF PORTFOLIO SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio.

                  The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the

Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

                  ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

                  In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the

Portfolio's custodian bank until repurchased. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Portfolio if the other party defaults on its obligation and the Portfolio is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed and delayed. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Portfolio expects that these risks can be controlled through careful monitoring procedures.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Portfolio may invest in securities of companies with limited operating histories. The Portfolio considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  SPECIAL SITUATIONS. The Portfolio may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

                  When the Portfolio purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.

                  TEMPORARY DEFENSIVE MEASURES. Although the Portfolio reserves the right to take temporary defensive measures, it is the intention of the Portfolio to remain fully invested at all times. The Portfolio may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Portfolio's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Portfolio to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Portfolio could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Portfolio might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table in the Prospectus. In pursuit of the Portfolio's investment objective, the sub-adviser continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the sub-adviser that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Portfolio and the Fund is long-term capital appreciation.

                  The Fund has adopted an investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

                  All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio in which all the Fund's investable assets are invested are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

                  The Portfolio has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Portfolio are described in the Prospectus.

                  In addition, the Portfolio has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Portfolio present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its investors and will cast its votes as instructed by the investors. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

                  1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Portfolio may not invest in companies for the purposes of exercising control of management.

                  4. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

                  5. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

                  6. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Trust have adopted a trustee retirement age of 75 years.

                                 POSITION(S)
                                 HELD WITH THE                                               NUMBER OF
                                 TRUST; TERM                                                 FUNDS IN FUND
                                 OF OFFICE AND                                               COMPLEX
NAME, ADDRESS                    LENGTH OF       PRINCIPAL OCCUPATIONS DURING THE            OVERSEEN BY    OTHER DIRECTORSHIPS
AND AGE                          TIME SERVED     PAST 5 YEARS                                TRUSTEE        HELD BY TRUSTEE
-------------                    -------------   --------------------------------            -------------  -------------------
                                                         INDEPENDENT TRUSTEES

Michael Owen                     Chairman of     Dean of Zayed University (since September         17       n/a
210 University Blvd.             the Board;      2000).  Formerly self-employed as a
Denver, CO 80206                 34 years        financial and management consultant, and
                                                 in real estate development (from June
DOB: 1937                                        1999 to September 2000). Dean (from 1993
                                                 to June 1999), and a member of the
                                                 Finance faculty (from 1989 to 1993), of
                                                 the College of Business, Montana State
                                                 University. Formerly, Chairman and Chief
                                                 Executive Officer of Royal Gold, Inc.
                                                 (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee;        President, Baldwin Financial Counseling           17       n/a
210 University Blvd.             11 years        (since July 1991). Formerly, Vice
Denver, CO 80206                                 President and Denver Office Manager of
                                                 Merrill Lynch Capital Markets (1978 to
DOB: 1928                                        1990).

Katherine A. Cattanach, CFA      Vice Chair of   General Partner/Managing Principal (since         17       n/a
210 University Blvd.             the Board;      September 1987), Sovereign Financial
Denver, CO 80206                 8 years         Services, Inc. (financial consulting and
                                                 management firm).  Executive Vice
DOB: 1945                                        President (1981 to 1988), Captiva
                                                 Corporation, Denver, Colorado (private
                                                 investment management firm).  Ph.D. in
                                                 Finance (Arizona State University).

Paul R. Knapp                    Trustee;        Executive Officer of DST Systems, Inc.            17       Director and Vice
210 University Blvd.             8 years         ("DST"), a publicly traded information                     President (February
Denver, CO 80206                                 and transaction processing company, which                  1998 to November 2000)
                                                 acts as the Funds' transfer agent (since                   of West Side
DOB: 1945                                        October 2000).   DST is 33% owned by                       Investments, Inc.
                                                 Janus Capital Group Inc., which owns                       (investments), a wholly
                                                 approximately 86% of Berger Financial                      owned subsidiary of DST
                                                 Group LLC. Mr. Knapp owns common shares                    Systems, Inc.
                                                 and options convertible into common
                                                 shares of DST Systems which, in the
                                                 aggregate and assuming exercise of the
                                                 options, would result in his owning less
                                                 than 1/2 of 1% of DST System's common
                                                 shares. Mr. Knapp is also President of
                                                 Vermont Western Assurance, Inc., a wholly
                                                 owned subsidiary of DST Systems (since
                                                 December 2000).  President, Chief
                                                 Executive Officer and a director
                                                 (September 1997 to October
                                                 2000) of DST Catalyst, Inc., an
                                                 international financial markets
                                                 consulting, software and
                                                 computer services company, (now
                                                 DST International, a subsidiary
                                                 of DST). Previously (1991 to
                                                 October 2000), Chairman,
                                                 President, Chief Executive
                                                 Officer and a director of
                                                 Catalyst Institute
                                                 (international public policy
                                                 research organization focused
                                                 primarily on financial markets
                                                 and institutions); also (1991
                                                 to September 1997), Chairman,
                                                 President, Chief Executive
                                                 Officer and a director of
                                                 Catalyst Consulting
                                                 (international financial
                                                 institutions business
                                                 consulting firm).

                                 POSITION(S)
                                 HELD WITH THE                                               NUMBER OF
                                 TRUST; TERM                                                 FUNDS IN FUND
                                 OF OFFICE AND                                               COMPLEX
NAME, ADDRESS                    LENGTH OF       PRINCIPAL OCCUPATIONS DURING THE            OVERSEEN BY    OTHER DIRECTORSHIPS
AND AGE                          TIME SERVED     PAST 5 YEARS                                TRUSTEE        HELD BY TRUSTEE
-------------                    -------------   --------------------------------            -------------  -------------------
Harry T. Lewis, Jr.              Trustee;        Lewis Investments (since June 1988)               17       Director, J.D. Edwards
210 University Blvd.             15 years        (self-employed private investor).                          & Co. (1995 to March
Denver, CO 80206                                 Formerly, Senior Vice President, Rocky                     2002); Director,
                                                 Mountain Region, of Dain Bosworth                          National Fuel
DOB: 1933                                        Incorporated and member of that firm's                     Corporation (oil & gas
                                                 Management Committee (1981 to 1988).                       production); Advisory
                                                                                                            Director, Otologics,
                                                                                                            LLC, (implantable
                                                                                                            hearing aid) (since
                                                                                                            1999); Member of
                                                                                                            Community Advisory
                                                                                                            Board, Wells Fargo
                                                                                                            Bank-Denver

William Sinclaire                Trustee;        President (since January 1998), Santa             17       n/a
210 University Blvd.             31 years        Clara LLC (privately owned agricultural
Denver, CO 80206                                 company).  President (from January 1963
                                                 to January 1998), Sinclaire Cattle Co.
DOB: 1928                                        (privately owned agricultural company).

Albert C. Yates                  Trustee;        President (since 1990), Chancellor and            17       Member, Board of
210 University Blvd.             1 1/2 years     Professor of Chemistry-Department of                       Directors, Adolph Coors
Denver, CO 80206                                 Chemistry, of Colorado State University.                   Company (brewing
                                                 Formerly Executive Vice President and                      company) (since 1998);
DOB: 1941                                        Provost (1983 to 1990), Academic Vice                      Member, Board of
                                                 President and Provost (1981 to 1983) and                   Directors, Dominion
                                                 Professor of Chemistry (1981 to 1990) of                   Industrial Capital Bank
                                                 Washington State University.  Vice                         (1999 to 2000); Member,
                                                 President and University Dean for                          Board of Directors,
                                                 Graduate Studies and Research and                          Centennial Bank of the
                                                 Professor of Chemistry of the University                   West (since 2001)
                                                 of Cincinnati (1977 to 1981).

                                 POSITION(S)
                                 HELD WITH THE                                               NUMBER OF
                                 TRUST; TERM                                                 FUNDS IN FUND
                                 OF OFFICE AND                                               COMPLEX
NAME, ADDRESS                    LENGTH OF       PRINCIPAL OCCUPATIONS DURING THE            OVERSEEN BY    OTHER DIRECTORSHIPS
AND AGE                          TIME SERVED     PAST 5 YEARS                                TRUSTEE        HELD BY TRUSTEE
-------------                    -------------   --------------------------------            -------------  -------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*                President and   President and a director since May 1999           17       Audit Committee Member
210 University Blvd.             Trustee of      (Executive Vice President from February                    of the Public
Denver, CO 80206                 the Trust;      1999 to May 1999) of Berger Growth Fund                    Employees' Retirement
                                 (since May      and Berger Large Cap Growth Fund.                          Association of
DOB: 1949                        1999)           President and a trustee since May 1999                     Colorado (pension
                                                 (Executive Vice President from February                    plan) (from November
                                                 1999 to May 1999) of Berger Investment                     1997 to December 2001).
                                                 Portfolio Trust, Berger Institutional
                                                 Products Trust, Berger Worldwide Funds
                                                 Trust, Berger Worldwide Portfolios Trust
                                                 and Berger Omni Investment Trust.
                                                 President and Chief Executive Officer
                                                 (since June 1999) (Executive Vice
                                                 President from February 1999 to June
                                                 1999) of Berger Financial Group LLC.
                                                 Director, President and Chief Executive
                                                 Office of Stilwell Management, Inc.
                                                 (from September 1999 to December 2002).
                                                 President and Chief Executive Officer of
                                                 Berger/Bay Isle LLC (from May 1999 to
                                                 December 2002). Self-employed as a
                                                 consultant from July 1995 to February 1999.
                                                 Director of Wasatch Advisors (investment
                                                 management) from February 1997 to February
                                                 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                                 POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                          TIME SERVED                         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    --------------------------------    ---------------------------------------------
OFFICERS OF THE TRUST

Janice M. Teague*                Vice President of the Trust         Vice President (since November 1998) and
210 University Blvd.             (since November 1998) and           Assistant Secretary (since February 2000 and
Denver, CO 80206                 Assistant Secretary (since          previously from September 1996 to November
                                 February 2000)                      1998) and Secretary (from November 1998 to
DOB: 1954                                                            February 2000) of the Berger Funds.  Vice
                                                                     President (since October 1997), Secretary
                                                                     (since November 1998) and Assistant
                                                                     Secretary (from October 1996 to November
                                                                     1998) with Berger Financial Group LLC. Vice
                                                                     President and Secretary with Berger
                                                                     Distributors LLC (since August 1998). Vice
                                                                     President and Secretary of Bay Isle
                                                                     Financial LLC (since January 2002).
                                                                     Formerly, self-employed as a business
                                                                     consultant (from June 1995 to September
                                                                     1996).

Andrew J. Iseman*                Vice President of the Trust         Vice President of the Berger Funds (since
210 University Blvd.             (since Mar. 2001)                   March 2001).  Vice President (since
Denver, CO 80206                                                     September 1999) and Chief Operating Officer
                                                                     (since November 2000) of Berger Financial
DOB: 1964                                                            Group LLC.  Manager (since September 1999)
                                                                     and Director (from June 1999 to September
                                                                     1999) of Berger Distributors LLC.  Vice
                                                                     President-Operations (from February 1999 to
                                                                     November 2000) of Berger Financial Group
                                                                     LLC.  Associate (from November 1998 to
                                                                     February 1999) with DeRemer & Associates (a
                                                                     consulting firm). Vice President-Operations
                                                                     (from February 1997 to November 1998) and
                                                                     Director of Research and Development (from
                                                                     May 1996 to February 1997) of Berger
                                                                     Financial Group LLC.

                                 POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                          TIME SERVED                         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    --------------------------------    ---------------------------------------------
Anthony R. Bosch*                Vice President of the Trust         Vice President of the Berger Funds (since
210 University Blvd.             (since Feb. 2000)                   February 2000). Vice President (since June
Denver, CO 80206                                                     1999) and Chief Legal Officer (since August
                                                                     2000) with Berger Financial Group LLC.
DOB: 1965                                                            President, Chief Executive Officer, Manager
                                                                     (Since December 2002), Vice President (from
                                                                     September 2001 to December 2002) and Chief
                                                                     Compliance Officer (since September 2001)
                                                                     with Berger Distributors LLC. Vice President
                                                                     of Bay Isle Financial LLC (since January 2002).
                                                                     Formerly, Assistant Vice President of Federated
                                                                     Investors, Inc. (from December 1996 to May 1999),
                                                                     and Attorney with the U.S. Securities and Exchange
                                                                     Commission (from June 1990 to December 1996).

Brian S. Ferrie*                 Vice President of the Trust         Vice President of the Berger Funds (since
210 University Blvd.             (since Nov. 1998)                   November 1998). Vice President (since
Denver, CO 80206                                                     February 1997), Treasurer and Chief
                                                                     Financial Officer (since March 2001) and
DOB: 1958                                                            Chief Compliance Officer (from August 1994
                                                                     to March 2001) with Berger Financial Group
                                                                     LLC. Vice President (since May 1996),
                                                                     Treasurer and Chief Financial Officer (since
                                                                     March 2001) and Chief Compliance Officer
                                                                     (from May 1996 to September 2001) with
                                                                     Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)    Vice President (since November 1998),
210 University Blvd.             and Treasurer (since Mar. 2001)     Treasurer (since March 2001) and Assistant
Denver, CO 80206                 of the Trust                        Treasurer (November 1998 to March 2001) of
                                                                     the Berger Funds. Vice President (since
DOB: 1967                                                            November 1998) and Manager of Accounting
                                                                     (from January 1997 to November 1998) with
                                                                     Berger Financial Group LLC. Formerly,
                                                                     Manager of Accounting (from December 1994 to
                                                                     October 1996) and Senior Accountant (from
                                                                     November 1991 to December 1994) with Palmeri
                                                                     Fund Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since       Secretary of the Berger Funds (since
210 University Blvd.             Feb. 2000)                          February 2000). Assistant Vice President
Denver, CO 80206                                                     (since April 2002) and Assistant Secretary
                                                                     (since June 1999) of Berger Financial Group
DOB: 1948                                                            LLC.  Assistant Secretary of Berger
                                                                     Distributors LLC (since June 1999) and Bay
                                                                     Isle Financial LLC (since December 2001).
                                                                     Formerly, Assistant Secretary of the Janus
                                                                     Funds (from March 1994 to May 1999),
                                                                     Assistant Secretary of Janus Distributors,
                                                                     Inc. (from June 1995 to May 1997) and
                                                                     Manager of Fund Administration for Janus
                                                                     Capital Corporation (from February 1992 to
                                                                     May 1999).

David C. Price, CPA*             Assistant Vice President of the     Assistant Vice President (since March 2001)
210 University Blvd.             Trust (since Mar. 2001)             of the Berger Funds. Assistant Vice
Denver, CO 80206                                                     President-Compliance (since March 2001) and
                                                                     Manager-Compliance (from October 1998 to
DOB: 1969                                                            March 2001)  with Berger Financial Group
                                                                     LLC. Formerly, Senior Auditor (from July
                                                                     1996 to August 1998) and Auditor (from
                                                                     August 1993 to June 1996) with
                                                                     PricewaterhouseCoopers LLP, a public
                                                                     accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of
210 University Blvd.             (since Mar. 2001)                   the Berger Funds. Assistant Vice President
Denver, CO 80206                                                     (since January 2002) and Manager of
                                                                     Investment Accounting (from August 1999 to
DOB: 1972                                                            January 2002) with Berger Financial Group
                                                                     LLC. Formerly, Senior Auditor (from
                                                                     December 1998 to August 1999) and Auditor
                                                                     (from August 1997 to December 1998) with
                                                                     PricewaterhouseCoopers LLP, a public
                                                                     accounting firm, and Senior Fund Accountant
                                                                     (from January 1996 to July 1997) with
                                                                     INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:

                                                                                                                    NUMBER OF
                                                                                                                    MEETINGS
                                                                                                                    HELD DURING LAST
COMMITTEE               FUNCTIONS                                            MEMBERS                                FISCAL YEAR
---------               ---------                                            -------                                ----------------
Audit Committee         Reviews the financial reporting process, the         Michael Owen (Chair)
                        system of internal control, the audit process,       Katherine A. Cattanach (Vice Chair)
                        and the Trust's process for monitoring compliance    Dennis E. Baldwin                           4
                        with investment restrictions and applicable laws     Paul R. Knapp
                        as well as the Trust's Code of Ethics.               Harry T. Lewis, Jr.
                                                                             William Sinclaire
                                                                             Albert C. Yates

Nominating Committee    Identifies and recommends individuals for Trustee    Katherine A. Cattanach (Chair)
                        membership.  The committee does not consider         Michael Owen
                        nominees recommended by securityholders.             Dennis E. Baldwin                           0
                                                                             Harry T. Lewis, Jr.
                                                                             William Sinclaire
                                                                             Albert C. Yates

Compensation Committee  Determines and reviews the level of compensation     Katherine A. Cattanach (Chair)
                        for Independent Trustees/Directors.                  William Sinclaire                           0
                                                                             Albert C. Yates

Pricing Committee       Determines the fair value of restricted securities   Harry T. Lewis, Jr. (Chair)
                        and other securities for which market quotations     Dennis E. Baldwin                           0
                        are not readily available pursuant to procedures     Jack R. Thompson
                        adopted by the Trustees.                             Albert C. Yates

Brokerage Committee     Reviews and makes recommendations regarding          Dennis E. Baldwin (Chair)
                        matters related to the Trust's use of brokerage      Katherine A. Cattanach                      2
                        commissions and placement of portfolio               Harry T. Lewis, Jr.
                        transactions.                                        Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.

                                                                                                       AGGREGATE DOLLAR RANGE
                                                                                                       OF SECURITIES IN ALL
                                                                                                       REGISTERED INVESTMENT
                                                                  DOLLAR RANGE OF SECURITIES           COMPANIES OVERSEEN BY THE
NAME OF TRUSTEE              FUND                                 IN THE FUNDS                         TRUSTEE IN BERGER FUNDS
---------------              ----                                 --------------------------           -------------------------
INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund                   $1 - $10,000                         Over $100,000
                             Berger Large Cap Growth Fund         $1 - $10,000
                             Berger Mid Cap Growth Fund           $10,001 - $50,000
                             Berger Mid Cap Value Fund            $10,001 - $50,000
                             Berger Balanced Fund                 $10,001 - $50,000
                             Berger Small Company Growth Fund     $10,001 - $50,000
                             Berger Information Technology Fund   $1 - $10,000
                             Berger International Fund            $10,001 - $50,000
                             Berger Small Cap Value Fund          $50,000 - $100,000

Dennis E. Baldwin            Berger Small Cap Value Fund          $1 - $10,000                         $1 - $10,000

Katherine A. Cattanach       None                                 n/a                                  n/a

Paul R. Knapp                Berger Mid Cap Value Fund            $50,000 - $100,000                   Over $100,000
                             Berger Small Cap Value Fund          $10,001 - $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                   $50,000 - $100,000                   Over $100,000
                             Berger Large Cap Growth Fund         $10,001 - $50,000
                             Berger Mid Cap Growth Fund           $10,001 - $50,000
                             Berger Mid Cap Value Fund            $50,000 - $100,000
                             Berger Balanced Fund                 Over $100,000
                             Berger Small Company Growth Fund     $50,000 - $100,000
                             Berger Information Technology Fund   $10,001 - $50,000
                             Berger International Fund            $10,001 - $50,000
                             Berger Small Cap Value Fund          $50,000 - $100,000
                             Berger Small Cap Value Fund II       $10,001 - $50,000

William Sinclaire            None                                 n/a                                  n/a

Albert C. Yates              Berger Large Cap Growth Fund         $10,001 - $50,000                    $10,001 - $50,000
                             Berger Mid Cap Growth Fund           $10,001 - $50,000
                             Berger Balanced Fund                 $10,001 - $50,000
                             Berger Small Cap Value Fund          $10,001 - $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             None                                 n/a                                  n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                   Officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not interested persons of the Portfolio's adviser or sub-adviser, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

                   The following table sets forth information regarding compensation paid or accrued for each trustee of the Trust and of the other Berger Funds.

  NAME AND POSITION
  WITH BERGER FUNDS                                 AGGREGATE COMPENSATION FROM
  -----------------                  ------------------------------------------------------------
                                                                              ALL BERGER FUNDS(2)
                                                                              FISCAL YEAR ENDING
                                     BERGER INTERNATIONAL FUND(1)             SEPTEMBER 30, 2002
                                     ----------------------------             -------------------
Dennis E. Baldwin(3)                          $ 2,295                              $ 65,000

Katherine A. Cattanach(3)                     $ 2,471                              $ 70,000

Paul R. Knapp(3)                              $ 2,118                              $ 60,000

Harry T. Lewis(3)                             $ 2,118                              $ 60,000

Michael Owen(3)                               $ 2,648                              $ 75,000

William Sinclaire(3)                          $ 2,118                              $ 60,000

Albert C. Yates(3)                            $ 2,118                              $ 60,000

Jack R. Thompson(3),(4),(5)                   $     0                              $      0

(1) Trustee compensation is paid by Worldwide Portfolios to its trustees and borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

(2) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced
     Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.

                   As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Fund and of the Trust.

                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                 INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                   The investment adviser to the Portfolio is Berger Financial Group LLC ("BFG" or the "adviser"), 210 University Boulevard, Denver, Colorado 80206. The adviser oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's sub-adviser and is responsible for furnishing general business management and administrative services to the Portfolio. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

                   On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved.

                   In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger fund into a similar Janus fund:

                   CURRENT FUND                        PROPOSED ACQUIRING FUND
                   ------------                        -----------------------
                   Berger International Fund           Janus Overseas Fund

                   It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. Bank of Ireland Asset Management (U.S.) Limited, the Fund's sub-adviser, will continue to manage the Berger International Fund until the Fund's reorganization.

                   JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

BBOI WORLDWIDE LLC - INVESTMENT ADVISER

                  Prior to May 12, 2000, BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Blvd., Denver, Colorado 80206, a joint venture between BFG and Bank of Ireland Asset Management (U.S.) Limited (BIAM), served as adviser and administrator to the Portfolio. Effective May 12, 2000, the Berger International Portfolio entered into a new advisory agreement with BFG replacing BBOI Worldwide LLC as the Fund's investment adviser and administrator, and BBOI was subsequently dissolved. BFG is responsible for overseeing, evaluating and monitoring the investment advisory services provided by BIAM as sub-adviser.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISER

                  As permitted in its Investment Advisory Agreement with the Portfolio, the adviser has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "sub-adviser" or

"BIAM"). As sub-adviser, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 75 Holly Hill Lane, Greenwich CT 06830. BIAM is an indirect wholly owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM, which serves primarily institutional clients in the United States and Canada. As of December 31, 2002, Bank of Ireland and its affiliates managed $49.2 billion in assets for clients worldwide.

                   Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                   Under the Investment Advisory Agreement between the adviser and Berger Worldwide Portfolios Trust with respect to the Portfolio, the adviser oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the sub-adviser and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the adviser is compensated for its services to the Portfolio by the payment of a fee in accordance with the following schedule:

                                        AVERAGE DAILY NET ASSETS     ANNUAL RATE
                                        ------------------------     -----------
     Berger International Portfolio        First $500 million            .85%
                                           Next $500 million             .80%
                                           Over $1 billion               .75%

                   The following schedule reflects the advisory fees charged to the Portfolio for the fiscal year ended September 30, 2002:

           FUND                       ADVISER           INVESTMENT ADVISORY FEE
           ----                       -------           -----------------------
Berger International Portfolio          BFG                       0.85%

                   The Fund bears a pro rata portion of the fee paid by the Portfolio to the adviser. The Investment Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   Under a written agreement, the Portfolio's adviser waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

                   The Investment Advisory Agreement will continue in effect until April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the adviser. The Agreement is subject to termination by the Portfolio or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                   Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the adviser has delegated day-to-day portfolio management responsibility to the sub-adviser. The sub-adviser manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   The Portfolio pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.45% for the first $50 million of the Fund's average daily net assets, 0.40% of the next $50 million and 0.30% of any amount in excess of $100 million. During certain periods, the sub-adviser may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the adviser.

                   The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Portfolio, the adviser or the sub-adviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                   Investment decisions for the Portfolio and other accounts advised by the sub-adviser are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investment decisions may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the sub-adviser are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account pursuant to procedures adopted by the Portfolio's sub-adviser. Although in some cases this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

                  BIAM has adopted a Code of Ethics that permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be held or acquired by the Berger International Fund. BIAM's Code of Ethics restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM is required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

5.                 EXPENSES OF THE FUND

                   The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the adviser under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

                   Under a written agreement, the Portfolio's adviser waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

                   Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the investors of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the adviser under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

Service Arrangements for the Fund

                  Under an Administrative Services Agreement with the Fund, BFG serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Fund. BFG is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to investors of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to investors of the Fund. Under the Administrative Services Agreement, the Fund pays BFG a fee at an annual rate equal to the lesser of (a) 0.45% of its average daily net assets, or (b) BFG's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by BFG), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Fund regularly review amounts paid to and expenditures incurred pursuant to the Administrative Services Agreement. In addition, in the event that BFG's duties under the Administrative Services Agreement are delegated to another party, BFG may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties. Prior to May 12, 2000 BBOI Worldwide served as the Fund's administrator, in which capacity it was responsible for providing these services.

                  Also prior to May 12, 2000, under a Sub-Administration Agreement then in effect between BBOI Worldwide and BFG, BFG was delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at BBOI Worldwide's expense, third parties to provide the services not provided by BFG. Under the Sub-Administration Agreement, BFG was paid a fee of 0.25% of the Fund's average daily net assets for its services. During certain periods, BFG voluntarily waived all or a portion of its fee, which did not affect the fee paid by the Fund to BBOI Worldwide.

                   The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, State Street has been appointed to serve as the Portfolio's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST. The fees of BFG, State Street and DST are all paid by the adviser.

Service Arrangements for the Portfolio

                   Under the Investment Advisory Agreement between the adviser and the Portfolio, in addition to providing advisory services, the adviser is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The adviser is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to BFG as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. Prior to May 12, 2000, BBOI Worldwide served as the Fund's Administrator, in which capacity it was responsible for providing these services. The Portfolio has appointed State Street as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed State Street as its custodian. The Portfolio has appointed DST to serve as its transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to State Street based on a percentage of its net assets, subject to certain minimums, and reimburses State Street for certain out-of-pocket expenses.

                   Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                   The following table shows the total dollar amounts of advisory fees paid by the Portfolio to BFG or BBOI Worldwide for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. The investment advisory fee is paid by the Portfolio and is borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

                         BERGER INTERNATIONAL PORTFOLIO

      FISCAL YEAR ENDED       INVESTMENT(1)      ADVISORY FEE
        SEPTEMBER 30,         ADVISORY FEE           WAIVER         TOTAL
      -----------------       -------------      ------------     ----------
            2002               $1,778,000             $ 0         $1,778,000
            2001               $2,444,000             $ 0         $2,444,000
            2000               $2,816,000             $ 0         $2,816,000(2)

(1)  Advisory fees prior to May 12, 2000 were paid to BBOI Worldwide.

(2) Under the investment advisory agreement in effect prior to May 12, 2000, the Portfolio paid an advisory fee totaling $1,715,000 at an annual rate of 0.90% of its average daily net assets to BBOI Worldwide. Effective May 12, 2000, the investment advisory fee charged to the Portfolio by BFG was reduced to 0.85% of the first $500 million of average net assets; 0.80% on the next $500 million of average net assets; and 0.75% of average net assets exceeding $1 billion.

                   In addition, the Fund paid BFG or BBOI Worldwide the following amounts for its services under the Administrative Services Agreement.

                            BERGER INTERNATIONAL FUND

        FISCAL YEAR ENDED
           SEPTEMBER 30                        ADMINISTRATIVE SERVICE FEE(1)
        -----------------                      -----------------------------
               2002                                       $83,000
               2001                                       $77,000
               2000                                       $95,000(2)

(1)  Administrative service fees prior to May 12, 2000 were paid to BBOI
     Worldwide.

(2) Under the administrative services agreement in effect prior to May 12, 2000, the Fund paid to BBOI Worldwide an administrative services fee totaling $56,000.

                   All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio are disclosed on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

12b-1 PLANS

                   The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plans are intended to benefit the Funds by attracting new assets into the Funds and thereby affording potential cost reductions due to economies of scale.

                   The expenses paid by BFG may include, but are not limited to:

          -- payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor;

          -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Fund shares, such as answering routine telephone inquiries and processing investor requests for information;

          -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors;

          -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

          -- costs of printing and distributing prospectuses and reports to prospective investors of Fund shares;

          -- costs involved in preparing, printing and distributing sales literature for Fund shares;

          -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of a Fund relating to Fund shares that BFG deems advisable; and

          -- such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.

                   Such 12b-1 fee payments are to be made by the Fund to BFG with respect to the fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                   From time to time the Fund may engage in activities that jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, a Fund's 12b-1 fees may be used to finance the joint promotion of the shares of that Fund, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.

                  The current 12b-1 Plan will continue in effect until the end of April 2003 and from year to year thereafter if approved at least annually by the Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without investor approval. BFG may voluntarily waive a portion of the 12b-1 fee without trustee approval.

                  For the fiscal year ended September 30, 2002, $48,000 was paid to BFG pursuant to the Plan.

OTHER EXPENSE INFORMATION

                   The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

DISTRIBUTOR

                   The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's shares.

6.                BROKERAGE POLICY

                  Although the Portfolio retains full control over its own investment policies, the sub-adviser is authorized to place the portfolio transactions of the Portfolio. A report on the placement of brokerage business is given to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Portfolio during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                    FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                    SEPTEMBER 30, 2002  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                    ------------------  ------------------  ------------------
BERGER INTERNATIONAL PORTFOLIO(1)       $ 255,000           $ 317,000          $ 244,000

(1) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

                  The Investment Advisory Agreement that the Portfolio has with the adviser and the Sub-Advisory Agreement between the adviser and the sub-adviser authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the sub-adviser is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the sub-adviser.

                  In accordance with these provisions, the sub-adviser may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the sub-adviser. Such services could include computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services.

                  Any brokerage and research services the sub-adviser may receive from brokers could be helpful to the sub-adviser in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the sub-adviser's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. Any brokerage and research services obtained as a result of the Portfolio's brokerage business may also be useful to the sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the sub-adviser in rendering investment advice to the Portfolio. Although such brokerage and research services may be deemed to be of value to the sub-adviser, they are not expected to decrease the expenses that the sub-adviser would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the sub-adviser from the adviser or the advisory fee received by the adviser from the Portfolio be reduced as a result of the availability of such brokerage and research services from brokers.

                  If the sub-adviser determines that any such brokerage or research service has a mixed use, such that it also serves functions that do not assist the sub-adviser in the investment decision-making process or otherwise benefits the Portfolio or the Fund, the sub-adviser may allocate the costs of such service accordingly. Only that portion of the service that the sub-adviser determines will assist it in the investment decision-making process or will otherwise benefit the Portfolio or the Fund may be paid for by the placement of the Portfolio's brokerage business. The decision whether and how to allocate the costs of such service presents a conflict of interest for the sub-adviser.

                  The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Portfolio's sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research; coverage of major companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the sub-adviser and its clients; and knowledge of other buyers and sellers. The sub-adviser selects the broker for each order based on the factors above, as well as the size, difficulty, and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the sub-adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the sub-adviser will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                  MINIMUM INITIAL INVESTMENTS:
                           Regular investment                          $2,500
                           Low Minimum Investment Plan                 $   50
                           IRA                                         $  500
                  MINIMUM SUBSEQUENT INVESTMENTS:
                           Regular investment                          $   50
                           Systematic investment                       $   50
                           Low Minimum Investment Plan
                           (required monthly systematic investments)   $   50

                  To purchase shares in any of the Funds, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO 64121-9958

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

                  If an investor is adding to an existing account that has electronic funds transfer privileges, shares may be purchased online at bergerfunds.com or by telephone to the Funds at 1-800-551-5849. In addition, shares may be purchased by placing an order by telephone to the Funds. In order to make sure that payment for telephone purchase orders is received on time, investors are encouraged to remit payment by wire or by overnight delivery of a check.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to investors who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from a Fund as described here.

                   Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and on-line are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                   The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-551-5849.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

                  The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund and the Portfolio. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND AND THE PORTFOLIO. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  The Trust anticipates that (a) the Portfolio will be treated for federal income tax purposes as a partnership, and (b) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own an allocable share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, investors of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Portfolio invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Portfolio to incur tax and IRS interest charges. However, the Portfolio may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Portfolio holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Portfolio's investments may include transactions that are subject to special tax rules. Gains or losses attributable to transactions in foreign currency may be treated as ordinary income or loss. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Portfolio. If the Portfolio enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

                  TAX STATUS OF THE BERGER INTERNATIONAL PORTFOLIO. The Berger International Portfolio, in which the Berger International fund invests all of its investable assets, has in previous years been classified as a partnership for U.S. federal income tax purposes, and it intends to retain that classification. The Berger International Fund is treated for various federal tax purposes as owning an allocable share of the Portfolio's assets and will be allocated a share of the Portfolio's income, gain and loss.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Funds offer several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA, a Coverdell Education Savings Account (formerly the Education IRA) and a 403(b) Custodial Account, or a SEP-IRA for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Funds, please call 1-800-333-1001, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005.

                  PENDING APPROVAL BY THE BERGER SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, FOR INFORMATION ABOUT TRADITIONAL AND ROTH IRAS, SEPS, DEFINED CONTRIBUTION PLANS AND SECTION 403(b)(7) PLANS PLEASE WRITE TO THE JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24,
2003), MAIL SENT TO ANY OF THE BERGER FUNDS' ADDRESSES WILL BE RETURNED TO THE SENDER.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

                  Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Funds. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

                  If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

                  If you wish to purchase shares of any Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Funds. State Street serves as trustee of the Plan, for which it charges an annual trustee's fee for each Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

                  Distributions from the Profit Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser regarding the Plans is recommended. You should also consult with your tax adviser regarding state tax law implications of participation in the Plans.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

                  If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you may be able to provide for your own retirement by adopting an IRA. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to IRA's in general, including increases in contribution limits. As an example, between 2002 and 2008, the individual limit on annual contributions to traditional IRAs is scheduled to gradually rise from $2,000 to $5,000. After 2008, the limits may be adjusted annually for inflation. In addition, individuals aged 50 and older may be able to take advantage of new "catch-up" contributions to IRAs. Catch-up contributions to traditional IRAs may be tax deductible, depending on whether the individual meets certain income restrictions. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

                  Generally, if neither you nor your spouse is an active participant in an existing qualified retirement plan or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

                  If you wish to create an IRA to invest in shares of any Fund, you may use the Fund's IRA custodial agreement form, which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, State Street will serve as custodian, for which it will charge an annual custodian fee for the Fund and for each Berger Fund or Cash Account Trust Money Market Portfolio in which the IRA is invested.

                  Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser is recommended. You should also consult with your tax adviser about state taxation of your account.

ROTH IRA

                  If you are an individual with compensation or earned income, you may contribute to a Roth IRA, as long as your income does not exceed specified income levels. A Roth IRA is similar in many respects to a traditional IRA, as described above. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to Roth IRAs, as well as traditional IRAs. The maximum amount you may contribute to a Roth IRA is phased out between specified income levels, and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Generally, you can make contributions to a Roth IRA even after you reach age 70 1/2, and you are not required to take distributions from a Roth IRA prior to your death. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

                  Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first-time home purchase, or upon death or disability.

                  An individual with a modified adjusted gross income (AGI) of $100,000 or less (single or joint filing status) may be eligible to roll his or her existing IRA into a Roth IRA. However, the individual may have to pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult a qualified tax or financial professional concerning Roth IRA rollovers.

COVERDELL EDUCATION SAVINGS ACCOUNT

                  A parent or legal guardian may open a Coverdell Education Savings Account (formerly the Education IRA) as long as it is established on behalf of a child who is less than 18 years of age at the time of contribution. Contributions up to $2,000 may be made by anyone for the benefit of any one student as long as the contributors' income does not exceed the specified income levels. Like a Roth IRA, the maximum amount you may contribute to a Coverdell Education Savings Account is phased out between specified income levels, and you may not make any contribution at all to a Coverdell Education Savings Account if your income exceeds the maximum income amount.

                  Contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, and any amount contributed to a Coverdell Education Savings Account above the maximum of $2,000 for any one student is considered "excess contribution", which is subject to an excise tax.

                  Withdrawals from a Coverdell Education Savings Account are tax free if the amounts withdrawn are made to cover the cost of qualified education expenses of a student who is attending an eligible educational institution, so long as the amount withdrawn in a year does not exceed the qualified education expenses for that year. If the withdrawal does not meet the tax-free requirements, the portion of the account attributable to dividends or gains may be subject to a withdrawal penalty. For more information on Coverdell Education Savings Account withdrawals, please consult a qualified tax or financial professional.

403(b) CUSTODIAL ACCOUNTS

                  If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

                  If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. You should consult with a qualified tax or financial professional regarding the amount you can contribute. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

                  Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59 1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or qualified tax or financial professional regarding the 403(b) Custodial Account is recommended. You should also consult with a qualified tax or financial professional about state taxation of your account.

                  Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. State Street serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for the Fund and for each Berger Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.

12.               EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. As described in the Prospectus, the Berger Information Technology Fund will deduct a 1% exchange fee from an investor's exchange proceeds if the investor exchanges out shares of that Fund held less than 6 months. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor. These fees are paid to the Fund and are intended to discourage investors from short-term trading of shares of the Fund, and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. The Fund may modify, terminate or waive these fees at any time.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                  An investor who owns shares of any of the Funds worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the investor at regular intervals by the Fund in which the investor is invested.

                  To establish a Systematic Withdrawal account, the investor deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the investor's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the investor of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

                  Withdrawal payments are not yield or income on the investor's investment, since portions of each payment will normally consist of a return of the investor's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

                  The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The investor may, of course, make additional deposits of Fund shares in the investor's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax adviser concerning proper tax treatment of the redemption.

                   PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies,

Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                     n
                                             P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                              n
                                        P(1+T)  = ATV
                                                     D

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              D    made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                              n
                                        P(1+T)  = ATV
                                                     DR

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions and redemption)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              DR   made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Fund and other "feeder" funds invested in the Portfolio will be calculated separately. Because the shares of each feeder fund are subject to different expenses, the performance of each feeder fund for the same period will differ.

                  The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-adviser since the inception of the Pool. At that time, BIAM's bank holding company parent indirectly owned a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to a separate "feeder" fund investing in the Portfolio, which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by BFG.

                  The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940. Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

                  The average annual total return before taxes of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                           1-YEAR     3-YEAR    5-YEAR      LIFE OF FUND
----                          --------   --------   -------    ---------------
Berger International Fund     (19.17)%   (14.14)%   (5.56)%            (2.51)%
                                                               (since 11/7/96)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

                  Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                           1-YEAR     3-YEAR     5-YEAR      LIFE OF FUND
----                          --------   --------   -------    ---------------
Berger International Fund     (20.55)%   (14.95)%   (6.65)%            (3.46)%
                                                               (since 11/7/96)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

                  Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                           1-YEAR     3-YEAR    5-YEAR     LIFE OF FUND
----                          --------   --------   -------    ---------------
Berger International Fund     (11.09)%   (10.78)%   (4.41)%            (2.04)%
                                                               (since 11/7/96)

14.               ADDITIONAL INFORMATION

BERGER WORLDWIDE FUNDS TRUST AND THE FUND

                  The Trust is a Delaware business trust organized on May 31, 1996, under the name Berger/BIAM Worldwide Funds Trust. In May 2000, the Trust changed its name to Berger Worldwide Funds Trust. The Berger International Fund was established on May 31, 1996, as a series of the Trust. The Fund was originally named the Berger/BIAM International Fund and changed its name in May 2000 to the Berger International Fund.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  Under Delaware law, investors of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of a Berger International Fund investor incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to investors of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

BERGER WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

                  Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See Section 13-Performance Information for additional information on the asset transfer.

                  Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio. Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio.

CORPORATE GOVERNANCE AND OTHER INFORMATION

                  The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investor meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series of the Trust, generally vote separately on matters relating to those respective series, although they vote together and with the holders of any other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURE

                  MASTER/FEEDER. Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Berger International Portfolio (referred to as a master fund). This two-tier structure is commonly known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's investors will therefore acquire only an indirect interest in the investments of the Portfolio.

                  In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Currently, there are two other feeder funds that also invest all of their investable assets in the Portfolio: the International Equity Fund (designed for eligible trusts or bank trust departments) which has a minimum balance requirement of $1,000,000, and the Berger International CORE Fund, which has a minimum balance requirement of $250,000.

                  The investment objective of the Fund may not be changed without the approval of the Fund's investors. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the investors of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment adviser.

                  Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds that have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

                  Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its investors and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's investors. Fund investors who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's investors who do not vote will be voted by the Fund in the same proportion as the Fund's investors who do, in fact, vote.

                  The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

                  The trustees of the Berger Worldwide Funds Trust and the Berger Worldwide Portfolios Trust are the same individuals. A majority of the trustees of each of those Trusts who are not "interested persons" (as defined in the Investment Company Act of 1940) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both Trusts, up to and including creating a new board of trustees for one or the other of the Trusts.

DISTRIBUTION

                   The Distributor is the principal underwriter of the Fund's shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:

OWNER                                                     PERCENTAGE OF THE FUND
-----                                                     ----------------------
Charles Schwab & Co., Inc. ("Schwab")                             21.96%
101 Montgomery Street
San Francisco, CA 94104

Ameritas Life Insurance Corp Tr                                   8.73%
Diversifund & Co
5900 O Street
Lincoln, NE  68510

National Financial Svcs. Corporation ("Fidelity")                 5.79%
200 Liberty St., Fl. 5
New York, NY  10281-5500

                  In addition, the following investors own shares of other funds (series) of the Trust constituting more than 5% of the total outstanding shares of the Trust:

OWNER                                                PERCENTAGE OF THE TRUST
-----                                                -----------------------
Cash Balance Employee Retirement Plan of                      10.73%
The Turner Corporation
901 Main Street, Ste 4900
Dallas, TX  75202-3740

R Brawerman, A Dorman, R Jones Tr                             10.41%
The J David Gladstone Institutes
43 Corporate Park, Ste 102
Irvine, CA  92606-5137

Mills College                                                 5.08%
Peter Michell VP & Tr
5000 MacArthur Blvd.
Oakland, CA  94613-1000

Allmerica Financial                                           10.17%
105 Rosemont Rd.
Westwood, MA  02090-2318

OTHER INFORMATION

                  The Berger Worldwide Funds Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Berger International Fund, of which this SAI is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, has acted as counsel for the Trust and the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund and Portfolio for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund and Portfolio, which are referenced below under "Financial Information" and assisted the Fund and Portfolio in connection with the preparation of its 2001 tax return.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund and Portfolio for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and Portfolio and assist the Fund and Portfolio in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  The following financial statements are incorporated herein by reference from the Annual Report to Shareholders of the Fund and Portfolio dated September 30, 2002, along with the Report of Independent Accountants thereon dated November 6, 2002.


For the Berger International Fund:

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for the Years Ended

                  September 30, 2002 and 2001

                  Notes to Financial Statements, September 30, 2002

                  Financial Highlights for each of the periods indicated

For the Berger International Portfolio:

                  Schedule of Investments as of September 30, 2002

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for the Years Ended September 30, 2002 and 2001

                  Ratios/Supplementary Data for each of the periods indicated

                  Notes to Financial Statements, September 30, 2002

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Portfolio may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Portfolio will not purchase any security in default at the time of purchase. The Portfolio will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Portfolio will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Portfolio's percentage limits for investments rated below investment grade, unless the Portfolio's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Portfolio are downgraded following purchase or if other circumstances cause the Portfolio to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Portfolio, in consultation with the Portfolio's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER INTERNATIONAL CORE FUND
                   (A SERIES OF BERGER WORLDWIDE FUNDS TRUST)




                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427




                  This Statement of Additional Information ("SAI") about the Berger International CORE Fund (the "Fund"), a series of the Berger Worldwide Funds Trust (the "Trust"), is not a prospectus. It relates to the Prospectus describing the Fund, dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

                  The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE BERGER INTERNATIONAL PORTFOLIO (THE "PORTFOLIO"). Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by Berger Financial Group LLC ("BFG" or the "adviser") , which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "sub-adviser").

                  The Fund is designed primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund. The minimum initial investment for shares of the Fund is $250,000.

                    The financial statements of the Fund for the fiscal year ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002.

                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.













                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                               PAGE   CROSS-REFERENCES TO RELATED DISCLOSURES IN
SECTION                                                        NO.    PROSPECTUS
-------                                                      -------- -------------------------------------------

     Introduction                                               1     Table of Contents

1.   Investment Strategies and Risks of the Fund                1     Principal Investment Strategies; Principal Risks;
                                                                      Investment Techniques, Securities and the Associated
                                                                      Risks

2.   Investment Restrictions                                    8     Investment Techniques, Securities and the Associated
                                                                      Risks

3.   Management of the Fund                                     9     Organization of the Fund

4.   Investment Adviser and Sub-Adviser                        19     Organization of the Fund

5.   Expenses of the Fund                                      22     Organization of the Fund; Financial Highlights for
     the Fund

6.   Brokerage Policy                                          25     Organization of the Fund

7.   How to Purchase and Redeem Shares in the                  26     To Open an Account or Purchase Shares; Selling
     Fund                                                             (Redeeming) Shares

8.   How the Net Asset Value is Determined                     27     Your Share Price

9.   Income Dividends, Capital Gains Distributions             28     Distributions and Taxes
     and Tax Treatment

10.  Suspension of Redemption Rights                           29     Information About Your Account

11.  Tax-Sheltered Retirement Plans                            30     Tax-Sheltered Retirement Plans

12.  Exchange Privilege                                        30     Exchanging Shares

13.  Performance Information                                   30     Financial Highlights for the Fund

14.  Additional Information                                    33     Organization of the Fund; Special Fund Structure

     Financial Information                                     38     Financial Highlights for the Fund


                                  INTRODUCTION


                  The Berger International CORE Fund is a mutual fund, or an open-end management investment company. The Fund is a diversified fund. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. The Fund does not invest to provide current income, although some income may be produced while managing the Portfolio.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the Portfolio and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Portfolio will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Portfolio will consider the security as rated in the higher category. If nonconvertible securities purchased by the Portfolio are downgraded to below investment grade following purchase, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Portfolio. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Portfolio will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Portfolio could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Portfolio.

                  INITIAL PUBLIC OFFERINGS. The Portfolio may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolio's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolio. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Portfolio's performance when the Portfolio's asset base is small. Consequently, IPOs may constitute a significant portion of the Portfolio's returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio's assets as it increases in size and therefore have a more limited effect on the Portfolio's performance.

                  There can be no assurance that IPOs will continue to be available for the Portfolio to purchase. The number or quality of IPOs available for purchase by the Portfolio may vary, decrease or entirely disappear. In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolio to realize a profit.

                  The sub-adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, the Portfolio generally will not participate in an IPO if the securities available for allocation to the Portfolio are insignificant relative to the Portfolio's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail below.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Portfolio may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Portfolio if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Portfolio under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Portfolio's primary custodian provides the Portfolio with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Portfolio of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. The utilization of forwards is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Portfolio is not required to hedge. Decisions regarding hedging are subject to the sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-adviser considers pertinent.

                  A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Portfolio's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire. Use of these instruments by the Portfolio involves the potential for a loss that may exceed the Portfolio's initial commitment to a forward contract. However, the Portfolio is permitted to use forwards for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its exposure to equity securities denominated in a particular currency. To help ensure that the Portfolio will be able to meet its obligations under forward contracts entered into by the Portfolio, the Portfolio will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Portfolio utilizing forward contracts are: (a) losses resulting from market movements not anticipated by the Portfolio; (b) possible imperfect correlation between movements in the prices of forwards and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular contract at any particular time; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

                  Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures that may be established and changed by the trustees from time to time without investor vote. Currently, the Portfolio is authorized to utilize forward contracts only for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the adviser or sub-adviser may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might use are forward foreign currency exchange contracts and that it may use such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio may also enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the sub-adviser's projection of future exchange rates is inaccurate.

                  The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the

Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

                  CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities that are convertible into common stock when the sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the sub-adviser. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  LENDING OF PORTFOLIO SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio.

                  The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the

Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

                  ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

                  In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the

Portfolio's custodian bank until repurchased. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Portfolio if the other party defaults on its obligation and the Portfolio is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed and delayed. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Portfolio expects that these risks can be controlled through careful monitoring procedures.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Portfolio may invest in securities of companies with limited operating histories. The Portfolio considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  SPECIAL SITUATIONS. The Portfolio may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

                  When the Portfolio purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.

                  TEMPORARY DEFENSIVE MEASURES. Although the Portfolio reserves the right to take temporary defensive measures, it is the intention of the Portfolio to remain fully invested at all times. The Portfolio may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Portfolio's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Portfolio to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Portfolio could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Portfolio might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table in the Prospectus. In pursuit of the Portfolio's investment objective, the sub-adviser continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the sub-adviser that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Portfolio and the Fund is long-term capital appreciation.

                  The Fund has adopted an investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

                  All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio in which all the Fund's investable assets are invested are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

                  The Portfolio has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Portfolio are described in the Prospectus.

                  In addition, the Portfolio has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Portfolio present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its investors and will cast its votes as instructed by the investors. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

                  1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Portfolio may not invest in companies for the purposes of exercising control of management.

                  4. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

                  5. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

                  6. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Trust have adopted a trustee retirement age of 75 years.


                             POSITION(S)
                             HELD WITH                                                     NUMBER OF
                             THE TRUST;                                                    FUNDS IN
                             TERM OF                                                       FUND
                             OFFICE AND                                                    COMPLEX
NAME, ADDRESS                LENGTH OF                                                     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                      TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS  TRUSTEE       HELD BY TRUSTEE
-------------                ------------   ---------------------------------------------  -----------   -------------------
INDEPENDENT TRUSTEES

Michael Owen                 Chairman of    Dean of Zayed University (since September           17       n/a
210 University Blvd.         the Board;     2000).  Formerly self-employed as a
Denver, CO 80206             34 years       financial and management consultant, and in
                                            real estate development (from June 1999 to
DOB: 1937                                   September 2000).  Dean (from 1993 to June
                                            1999), and a member of the Finance faculty
                                            (from 1989 to 1993), of the College of
                                            Business, Montana State University.
                                            Formerly, Chairman and Chief Executive
                                            Officer of Royal Gold, Inc. (mining) (1976
                                            to 1989).
Dennis E. Baldwin            Trustee;       President, Baldwin Financial Counseling             17       n/a
210 University Blvd.         11 years       (since July 1991).  Formerly, Vice President
Denver, CO 80206                            and Denver Office Manager of Merrill Lynch
                                            Capital Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA  Vice Chair     General Partner/Managing Principal (since           17       n/a
210 University Blvd.         of the Board;  September 1987), Sovereign Financial
Denver, CO 80206             8 years        Services, Inc. (financial consulting and
                                            management firm).  Executive Vice President
DOB: 1945                                   (1981 to 1988), Captiva Corporation, Denver,
                                            Colorado (private investment management
                                            firm).  Ph.D. in Finance (Arizona State
                                            University).

Paul R. Knapp                Trustee;       Executive Officer of DST Systems, Inc.              17       Director and Vice
210 University Blvd.         8 years        ("DST"), a publicly traded information and                   President (February
Denver, CO 80206                            transaction processing company, which acts                   1998 to November 2000)
                                            as the Funds' transfer agent (since October                  of West Side
DOB: 1945                                   2000).   DST is 33% owned by Janus Capital                   Investments, Inc.
                                            Group Inc., which indirectly owns                            (investments), a wholly
                                            approximately 86% of Berger Financial Group                  owned subsidiary of DST
                                            LLC.  Mr. Knapp owns common shares and                       Systems, Inc.
                                            options convertible into common shares of
                                            DST Systems which, in the aggregate and
                                            assuming exercise of the options, would
                                            result in his owning less than 1/2 of 1% of
                                            DST System's common shares.  Mr. Knapp is
                                            also President of Vermont Western Assurance,
                                            Inc., a wholly owned subsidiary of DST
                                            Systems (since December 2000). President,
                                            Chief Executive Officer and a director
                                            (September 1997 to October 2000) of DST
                                            Catalyst, Inc., an international financial
                                            markets consulting, software and computer
                                            services company, (now DST International, a
                                            subsidiary of DST). Previously (1991 to
                                            October 2000), Chairman, President, Chief
                                            Executive Officer and a director of Catalyst
                                            Institute (international public policy
                                            research organization focused primarily on
                                            financial markets and institutions); also
                                            (1991 to September 1997), Chairman,
                                            President, Chief Executive Officer and a
                                            director of Catalyst Consulting
                                            (international financial institutions
                                            business consulting firm).


                             POSITION(S)
                             HELD WITH                                                     NUMBER OF
                             THE TRUST;                                                    FUNDS IN
                             TERM OF                                                       FUND
                             OFFICE AND                                                    COMPLEX
NAME, ADDRESS                LENGTH OF                                                     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                      TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS  TRUSTEE       HELD BY TRUSTEE
-------------                ------------   ---------------------------------------------  -----------   -------------------
INDEPENDENT TRUSTEES

Harry T. Lewis, Jr.          Trustee;       Lewis Investments (since June 1988)                 17       Director, J.D. Edwards
210 University Blvd.         15 years       (self-employed private investor).  Formerly,                 & Co. (1995 to March
Denver, CO 80206                            Senior Vice President, Rocky Mountain                        2002); Director,
                                            Region, of Dain Bosworth Incorporated and                    National Fuel
DOB: 1933                                   member of that firm's Management Committee                   Corporation (oil & gas
                                            (1981 to 1988).                                              production); Advisory
                                                                                                         Director, Otologics, LLC,
                                                                                                         (implantable hearing aid)
                                                                                                         (since 1999); Member of
                                                                                                         Community Advisory Board,
                                                                                                         Wells Fargo Bank-Denver

William Sinclaire            Trustee;       President (since January 1998), Santa Clara         17       n/a
210 University Blvd.         31 years       LLC (privately owned agricultural company).
Denver, CO 80206                            President (from January 1963 to January
                                            1998), Sinclaire Cattle Co. (privately owned
DOB: 1928                                   agricultural company).

Albert C. Yates              Trustee;       President (since 1990), Chancellor and              17       Member, Board of
210 University Blvd.         1 1/2 years    Professor of Chemistry-Department of                         Directors, Adolph Coors
Denver, CO 80206                            Chemistry, of Colorado State University.                     Company (brewing
                                            Formerly Executive Vice President and                        company) (since 1998);
DOB: 1941                                   Provost (1983 to 1990), Academic Vice                        Member, Board of
                                            President and Provost (1981 to 1983) and                     Directors, Dominion
                                            Professor of Chemistry (1981 to 1990) of                     Industrial Capital Bank
                                            Washington State University.  Vice President                 (1999 to 2000); Member,
                                            and University Dean for Graduate Studies and                 Board of Directors,
                                            Research and Professor of Chemistry of the                   Centennial Bank of the
                                            University of Cincinnati (1977 to 1981).                     West (since 2001)


                           POSITION(S)
                           HELD WITH                                                        NUMBER OF
                           THE TRUST,                                                       FUNDS IN
                           TERM OF                                                          FUND
                           OFFICE AND                                                       COMPLEX
NAME, ADDRESS              LENGTH OF                                                        OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                    TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE
-------------              ------------   ---------------------------------------------     -----------   --------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*          President      President and a director since May 1999                17       Audit Committee Member
210 University Blvd.       and Trustee    (Executive Vice President from February 1999 to                 of the Public
Denver, CO 80206           of the Trust   May 1999) of Berger Growth Fund and Berger                      Employees' Retirement
                           (since May     Large Cap Growth Fund.  President and a trustee                 Association of
DOB: 1949                  1999)          since May 1999 (Executive Vice President from                   Colorado (pension
                                          February 1999 to May 1999) of Berger Investment                 plan) (from November
                                          Portfolio Trust, Berger Institutional Products                  1997 to December 2001).
                                          Trust, Berger Worldwide Funds Trust, Berger
                                          Worldwide Portfolios Trust and Berger Omni
                                          Investment Trust.  President and Chief
                                          Executive Officer (since June 1999) (Executive
                                          Vice President from February 1999 to June 1999)
                                          of Berger Financial Group LLC.  Director,
                                          President and Chief Executive Office
                                          of Stilwell Management, Inc. (from
                                          September 1999 to December 2002).
                                          President and Chief Executive Officer
                                          of Berger/Bay Isle LLC (from May 1999
                                          to December 2002). Self-employed as a
                                          consultant from July 1995 to February
                                          1999. Director of Wasatch Advisors
                                          (investment management) from February
                                          1997 to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).


                             POSITION(S) HELD WITH THE
NAME, ADDRESS                TRUST, TERM OF OFFICE AND
AND AGE                      LENGTH OF TIME SERVED          PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                -------------------------      ---------------------------------------------
OFFICERS OF THE TRUST

Janice M. Teague*            Vice President of the Trust    Vice President (since November 1998) and Assistant
210 University Blvd.         (since November 1998) and      Secretary (since February 2000 and previously from
Denver, CO 80206             Assistant Secretary (since     September 1996 to November 1998) and Secretary (from
                             February 2000)                 November 1998 to February 2000) of the Berger Funds.
DOB: 1954                                                   Vice President (since October 1997), Secretary (since
                                                            November 1998) and Assistant Secretary (from October
                                                            1996 to November 1998) with Berger Financial Group
                                                            LLC.  Vice President and Secretary with Berger
                                                            Distributors LLC (since August 1998).  Vice President
                                                            and Secretary of Bay Isle Financial LLC (since January
                                                            2002).  Formerly, self-employed as a business
                                                            consultant (from June 1995 to September 1996).

Andrew J. Iseman*            Vice President of the Trust    Vice President of the Berger Funds (since March
210 University Blvd.         (since Mar. 2001)              2001).  Vice President (since September 1999) and
Denver, CO 80206                                            Chief Operating Officer (since November 2000) of
                                                            Berger Financial Group LLC.  Manager (since September
DOB: 1964                                                   1999) and Director (from June 1999 to September 1999)
                                                            of Berger Distributors LLC.  Vice President-Operations
                                                            (from February 1999 to November 2000) of Berger
                                                            Financial Group LLC.



                             POSITION(S) HELD WITH THE
NAME, ADDRESS                TRUST, TERM OF OFFICE AND
AND AGE                      LENGTH OF TIME SERVED          PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                -------------------------      ---------------------------------------------
OFFICERS OF THE TRUST

                                                            Associate (from November 1998 to February 1999) with
                                                            DeRemer & Associates (a consulting firm). Vice
                                                            President-Operations (from February 1997 to November
                                                            1998) and Director of Research and Development (from
                                                            May 1996 to February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*            Vice President of the Trust    Vice President of the Berger Funds (since February
210 University Blvd.         (since Feb. 2000)              2000).   Vice President (since June 1999) and Chief
Denver, CO 80206                                            Legal Officer (since August 2000) with Berger
                                                            Financial Group LLC.  President, Chief Executive
DOB: 1965                                                   Officer, Manager (since December 2002), Vice President
                                                            (from September 2001 to December 2002) and Chief
                                                            Compliance Officer (since September 2001) with Berger
                                                            Distributors LLC.  Vice President of Bay Isle
                                                            Financial LLC (since January 2002).  Formerly,
                                                            Assistant Vice President of Federated Investors, Inc.
                                                            (from December 1996 to May 1999), and Attorney with
                                                            the U.S. Securities and Exchange Commission (from June
                                                            1990 to December 1996).

Brian S. Ferrie*             Vice President of the Trust    Vice President of the Berger Funds (since November
210 University Blvd.         (since Nov. 1998)              1998).   Vice President (since February 1997),
Denver, CO 80206                                            Treasurer and Chief Financial Officer (since March
                                                            2001) and Chief Compliance Officer (from August 1994
DOB: 1958                                                   to March 2001) with Berger Financial Group LLC.  Vice
                                                            President (since May 1996), Treasurer and Chief
                                                            Financial Officer (since March 2001) and Chief
                                                            Compliance Officer (from May 1996 to September 2001)
                                                            with Berger Distributors LLC.

John A. Paganelli*           Vice President (since Nov.     Vice President (since November 1998), Treasurer (since
210 University Blvd.         1998) and Treasurer (since     March 2001) and Assistant Treasurer (from November
Denver, CO 80206             Mar. 2001) of the Trust        1998 to March 2001) of the Berger Funds.  Vice
                                                            President (since November 1998) and Manager of
DOB: 1967                                                   Accounting (from January 1997 to November 1998) with
                                                            Berger Financial Group LLC.  Formerly, Manager of
                                                            Accounting (from December 1994 to October 1996) and
                                                            Senior Accountant (from November 1991 to December
                                                            1994) with Palmeri Fund Administrators, Inc.

Sue Vreeland*                Secretary of the Trust         Secretary of the Berger Funds (since February 2000).
210 University Blvd.         (since Feb. 2000)              Assistant Vice President (since April 2002) and
Denver, CO 80206                                            Assistant Secretary (since June 1999) of Berger
                                                            Financial Group LLC.  Assistant Secretary of Berger
DOB: 1948                                                   Distributors LLC (since June 1999) and Bay Isle
                                                            Financial LLC (since December 2001).  Formerly,
                                                            Assistant Secretary of the Janus Funds (from March
                                                            1994 to May 1999), Assistant Secretary of Janus
                                                            Distributors, Inc. (from June 1995 to May 1997) and
                                                            Manager of Fund Administration for Janus Capital
                                                            Corporation (from February 1992 to May 1999).

David C. Price, CPA*         Assistant Vice President of    Assistant Vice President (since March 2001) of the
210 University Blvd.         the Trust (since Mar. 2001)    Berger Funds. Assistant Vice President-Compliance
Denver, CO 80206                                            (since March 2001) and Manager-Compliance (from
                                                            October 1998 to March 2001) with Berger Financial
DOB: 1969                                                   Group LLC.  Formerly, Senior Auditor (from July 1996
                                                            to August 1998) and Auditor (from August 1993 to June
                                                            1996) with PricewaterhouseCoopers LLP, a public
                                                            accounting firm.

Lance V. Campbell, CFA,      Assistant Treasurer of the     Assistant Treasurer (since March 2001) of the Berger
CPA*                         Trust (since Mar. 2001)        Funds. Assistant Vice President (since January 2002)
210 University Blvd.                                        and Manager of Investment Accounting (from August 1999
Denver, CO 80206                                            to January 2002) with Berger Financial Group LLC.
                                                            Formerly, Senior Auditor (from December 1998 to August
DOB: 1972                                                   1999) and Auditor (from August 1997 to December 1998)
                                                            with PricewaterhouseCoopers LLP, a public accounting
                                                            firm, and Senior Fund Accountant (from January 1996 to
                                                            July 1997) with INVESCO Funds Group.


*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committee


                                                                                                                 NUMBER OF MEETINGS
                                                                                                                 HELD DURING LAST
COMMITTEE                       FUNCTIONS                                    MEMBERS                             FISCAL YEAR
---------                       ---------                                    -------                             ------------------
Audit Committee                 Reviews the financial reporting process,     Michael Owen (Chair)
                                the system of internal control, the audit    Katherine A. Cattanach (Vice Chair)
                                process, and the Trust's process for         Dennis E. Baldwin                                 4
                                monitoring compliance with investment        Paul R. Knapp
                                restrictions and applicable laws as well     Harry T. Lewis, Jr.
                                as the Trust's Code of Ethics.               William Sinclaire
                                                                             Albert C. Yates

Nominating Committee            Identifies and recommends individuals for    Katherine A. Cattanach (Chair)
                                Trustee membership. The committee does       Michael Owen
                                not consider nominees recommended by         Dennis E. Baldwin                                 0
                                securityholders.                             Harry T. Lewis, Jr.
                                                                             William Sinclaire
                                                                             Albert C. Yates

Compensation Committee          Determines and reviews the level of          Katherine A. Cattanach (Chair)
                                compensation for Independent                 William Sinclaire                                 0
                                Trustees/Directors.                          Albert C. Yates

Pricing Committee               Determines the fair value of restricted      Harry T. Lewis, Jr. (Chair)
                                securities and other securities for which    Dennis E. Baldwin                                 0
                                market quotations are not readily            Jack R. Thompson
                                available pursuant to procedures adopted     Albert C. Yates
                                by the Trustees.

Brokerage Committee             Reviews and makes recommendations regarding  Dennis e. Baldwin (Chair)
                                matters related to the Trust's use of        Katherine A. Cattanach                            2
                                brokerage commissions and placement of       Harry T. Lewis, Jr.
                                portfolio transactions.                      Jack R. Thompson




The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.


                                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                                   SECURITIES IN ALL REGISTERED
                                                                    DOLLAR RANGE OF SECURITIES     INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE              FUND                                   IN THE FUNDS                   THE TRUSTEE IN BERGER FUNDS
---------------              ----                                   --------------------------     ---------------------------
INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund                     $1 - $10,000                   Over $100,000
                             Berger Large Cap Growth Fund           $1 - $10,000
                             Berger Mid Cap Growth Fund             $10,001 - $50,000
                             Berger Mid Cap Value Fund              $10,001 - $50,000
                             Berger Balanced Fund                   $10,001 -- $50,000
                             Berger Small Company Growth Fund       $10,001 -- $50,000
                             Berger Information Technology Fund     $1 - $10,000
                             Berger International Fund              $10,001 -- $50,000
                             Berger Small Cap Value Fund            $50,000 - $100,000

Dennis E. Baldwin            Berger Small Cap Value Fund            $1 - $10,000                   $1 - $10,000

Katherine A. Cattanach       None                                   n/a                            n/a

Paul R. Knapp                Berger Mid Cap Value Fund              $50,000 - $100,000             Over $100,000
                             Berger Small Cap Value Fund            $10,001 -- $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                     $50,000 - $100,000             Over $100,000
                             Berger Large Cap Growth Fund           $10,001 - $50,000
                             Berger Mid Cap Growth Fund             $10,001 - $50,000
                             Berger Mid Cap Value Fund              $50,000 - $100,000
                             Berger Balanced Fund                   Over $100,000
                             Berger Small Company Growth Fund       $50,000 - $100,000
                             Berger Information Technology Fund     $10,001 - $50,000
                             Berger International Fund              $10,001 - $50,000
                             Berger Small Cap Value Fund            $50,000 - $100,000
                             Berger Small Cap Value Fund II         $10,001 - $50,000

William Sinclaire            None                                   n/a                            n/a

Albert C. Yates              Berger Large Cap Growth Fund           $10,001 -- $50,000             $10,001 -- $50,000
                             Berger Mid Cap Growth Fund             $10,001 -- $50,000
                             Berger Balanced Fund                   $10,001 -- $50,000
                             Berger Small Cap Value Fund            $10,001 -- $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             None                                   n/a                            n/a




APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                   Officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not interested persons of the Portfolio's adviser or sub-adviser, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

                  The following table sets forth information regarding compensation paid or accrued for each trustee of the Trust and of the other Berger Funds.


              NAME AND POSITION                                    AGGREGATE COMPENSATION FROM
              WITH BERGER FUNDS

                                                                                          ALL BERGER FUNDS(2) FISCAL
                                               BERGER INTERNATIONAL CORE FUND(1)          YEAR ENDING SEPTEMBER 30, 2002
                                               ---------------------------------          ------------------------------

     Dennis E. Baldwin(3)                                     $ 2,295                              $ 65,000

     Katherine A. Cattanach(3)                                $ 2,471                              $ 70,000

     Paul R. Knapp(3)                                         $ 2,118                              $ 60,000

     Harry T. Lewis(3)                                        $ 2,118                              $ 60,000

     Michael Owen(3)                                          $ 2,648                              $ 75,000

     William Sinclaire(3)                                     $ 2,118                              $ 60,000

     Albert C. Yates(3)                                       $ 2,118                              $ 60,000

     Jack R. Thompson(3),(4),(5)                              $     0                              $      0


(1) Trustee compensation is paid by Worldwide Portfolios to its trustees and borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

(2) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II, and Berger Balanced
     Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.

                   As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Fund and the Trust.

                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                 INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                   The investment adviser to the Portfolio is Berger Financial Group LLC ("BFG" or the "adviser"), 210 University Boulevard, Denver, Colorado 80206. The adviser oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's sub-adviser and is responsible for furnishing general business management and administrative services to the Portfolio. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

                   On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved.

                   In connection with the anticipated reorganization of BFG, the Berger Funds' Independent Trustees have determined to liquidate the Berger International CORE Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective February 10, 2003.

                   Shareholders of the Fund may redeem or exchange their Fund shares at any time prior to liquidation. As soon as practicable after the effective date of the plan of liquidation, the Fund's portfolio securities will be converted to cash or cash equivalents. It is anticipated that the liquidation will be completed by March 31, 2003.

                   JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

BBOI WORLDWIDE LLC - INVESTMENT ADVISER

                  Prior to May 12, 2000, BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Blvd., Denver, Colorado 80206, a joint venture between BFG and Bank of Ireland Asset Management (U.S.) Limited (BIAM), served as adviser and administrator to the Portfolio. Effective May 12, 2000, the Berger International Portfolio entered into a new advisory agreement with BFG replacing BBOI Worldwide LLC as the Fund's investment adviser and administrator, and BBOI was subsequently dissolved. BFG is responsible for overseeing, evaluating and monitoring the investment advisory services provided by BIAM as sub-adviser.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISER

                  As permitted in its Investment Advisory Agreement with the Portfolio, the adviser has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "sub-adviser" or "BIAM"). As sub-adviser, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 75 Holly Hill Lane, Greenwich CT 06830. BIAM is an indirect wholly owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM, which serves primarily institutional clients in the United States and Canada. As of December 31, 2002, Bank of Ireland and its affiliates managed $49.2 billion in assets for clients worldwide.

                   Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                   Under the Investment Advisory Agreement between the adviser and Berger Worldwide Portfolios Trust with respect to the Portfolio, the adviser oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the sub-adviser and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the adviser is compensated for its services to the Portfolio by the payment of a fee in accordance with the following schedule:


                                               AVERAGE DAILY NET ASSETS                 ANNUAL RATE
                                               ------------------------                 -----------

     Berger International Portfolio                   First $500 million                      .85%
                                                       Next $500 million                      .80%
                                                        Over $1 billion                       .75%

                   The following schedule reflects the advisory fees charged to the Portfolio for the fiscal year ended September 30, 2002:

                      FUND                              ADVISER                       INVESTMENT ADVISORY FEE
                      ----                             ---------                     --------------------------

     Berger International Portfolio                       BFG                           0.85%

                   The Fund bears a pro rata portion of the fee paid by the Portfolio to the adviser. The Investment Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   Under a written agreement, the Portfolio's adviser waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

                   The Investment Advisory Agreement will continue in effect until April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the adviser. The Agreement is subject to termination by the Portfolio or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                   Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the adviser has delegated day-to-day portfolio management responsibility to the sub-adviser. The sub-adviser manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   The Portfolio pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.45% for the first $50 million of the Fund's average daily net assets, 0.40% of the next $50 million and 0.30% of any amount in excess of $100 million. During certain periods, the sub-adviser may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the adviser.

                   The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Portfolio, the adviser or the sub-adviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                   Investment decisions for the Portfolio and other accounts advised by the sub-adviser are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investment decisions may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the sub-adviser are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account pursuant to procedures adopted by the Portfolio's sub-adviser. Although in some cases this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

                  BIAM has adopted a Code of Ethics that permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be held or acquired by the Berger International CORE Fund. BIAM's Code of Ethics restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM is required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

5.                 EXPENSES OF THE FUND

                   The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the adviser under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

                   Under a written agreement, the Portfolio's adviser waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

                   Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the investors of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the adviser under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

Service Arrangements for the Fund

                  Under an Administrative Services Agreement with the Fund, BFG serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Fund. BFG is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to investors of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to investors of the Fund. Under the Administrative Services Agreement, the Fund pays BFG a fee at an annual rate equal to the lesser of (a) 0.10% of its average daily net assets, or (b) BFG's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by BFG), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Fund regularly review amounts paid to and expenditures incurred pursuant to the Administrative Services Agreement. In addition, in the event that BFG's duties under the Administrative Services Agreement are delegated to another party, BFG may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties. Prior to May 12, 2000 BBOI Worldwide served as the Fund's administrator, in which capacity it was responsible for providing these services.

                  Also prior to May 12, 2000, under a Sub-Administration Agreement then in effect between BBOI Worldwide and BFG, BFG was delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at BBOI Worldwide's expense, third parties to provide the services not provided by BFG. Under the Sub-Administration Agreement, BFG was paid a fee of 0.25% of the Fund's average daily net assets for its services. During certain periods, BFG voluntarily waived all or a portion of its fee, which did not affect the fee paid by the Fund to BBOI Worldwide.

                   The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, State Street has been appointed to serve as the Portfolio's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST. The fees of BFG, State Street and DST are all paid by the adviser.

Service Arrangements for the Portfolio

                   Under the Investment Advisory Agreement between the adviser and the Portfolio, in addition to providing advisory services, the adviser is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The adviser is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to BFG as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. Prior to May 12, 2000, BBOI Worldwide served as the Fund's Administrator, in which capacity it was responsible for providing these services. The Portfolio has appointed State Street as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed State Street as its custodian. The Portfolio has appointed DST to serve as its transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to State Street based on a percentage of its net assets, subject to certain minimums, and reimburses State Street for certain out-of-pocket expenses.

                   Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                   The following table shows the total dollar amounts of advisory fees paid by the Portfolio to BFG or BBOI Worldwide for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. The investment advisory fee is paid by the Portfolio and is borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

                         BERGER INTERNATIONAL PORTFOLIO

      FISCAL YEAR ENDED      INVESTMENT(1)        ADVISORY FEE
        SEPTEMBER 30,         ADVISORY FEE            WAIVER                  TOTAL
      -----------------     ---------------      --------------           ---------------

            2002               $ 1,778,000             $ 0                $ 1,778,000

            2001               $ 2,444,000             $ 0                $ 2,444,000

            2000               $ 2,816,000             $ 0                $ 2,816,000(2)


(1)  Advisory fees prior to May 12, 2000 were paid to BBOI Worldwide.

(2) Under the investment advisory agreement in effect prior to May 12, 2000, the Portfolio paid an advisory fee totaling $1,715,000 at an annual rate of 0.90% of its average daily net assets to BBOI Worldwide. Effective May 12, 2000, the investment advisory fee charged to the Portfolio by BFG was reduced to 0.85% of the first $500 million of average net assets; 0.80% on the next $500 million of average net assets; and 0.75% of average net assets exceeding $1 billion.

                   In addition, the Fund paid BFG or BBOI Worldwide the following amounts for its services under the Administrative Services Agreement.


                         BERGER INTERNATIONAL CORE FUND

               FISCAL YEAR ENDED SEPTEMBER 30,                            ADMINISTRATIVE SERVICE FEE(1)
               -------------------------------                            -----------------------------

                             2002                                                   $ 118,000

                             2001                                                   $ 102,000

                             2000                                                   $ 109,000(2)


(1)  Administrative service fees prior to May 12, 2000 were paid to BBOI
     Worldwide.

(2) Under the administrative services agreement in effect prior to May 12, 2000, the Fund paid to BBOI Worldwide an administrative services fee totaling $77,000.

                   All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio are disclosed on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

Other Expense Information

                   The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

DISTRIBUTOR

                   The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's shares.

6.                BROKERAGE POLICY

                  Although the Portfolio retains full control over its own investment policies, the sub-adviser is authorized to place the portfolio transactions of the Portfolio. A report on the placement of brokerage business is given to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Portfolio during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                                  FISCAL YEAR ENDED         FISCAL YEAR ENDED        FISCAL YEAR ENDED
                                                  SEPTEMBER 30, 2002       SEPTEMBER 30, 2001       SEPTEMBER 30, 2000
                                                  ------------------       ------------------       ------------------
        BERGER INTERNATIONAL PORTFOLIO(1)             $ 255,000                 $ 317,000                $ 244,000



(1) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

                  The Investment Advisory Agreement that the Portfolio has with the adviser and the Sub-Advisory Agreement between the adviser and the sub-adviser authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the sub-adviser is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the sub-adviser.

                  In accordance with these provisions, the sub-adviser may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the sub-adviser. Such services could include computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services.

                  Any brokerage and research services the sub-adviser may receive from brokers could be helpful to the sub-adviser in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the sub-adviser's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. Any brokerage and research services obtained as a result of the Portfolio's brokerage business may also be useful to the sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the sub-adviser in rendering investment advice to the Portfolio. Although such brokerage and research services may be deemed to be of value to the sub-adviser, they are not expected to decrease the expenses that the sub-adviser would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the sub-adviser from the adviser or the advisory fee received by the adviser from the Portfolio be reduced as a result of the availability of such brokerage and research services from brokers.

                  If the sub-adviser determines that any such brokerage or research service has a mixed use, such that it also serves functions that do not assist the sub-adviser in the investment decision-making process or otherwise benefits the Portfolio or the Fund, the sub-adviser may allocate the costs of such service accordingly. Only that portion of the service that the sub-adviser determines will assist it in the investment decision-making process or will otherwise benefit the Portfolio or the Fund may be paid for by the placement of the Portfolio's brokerage business. The decision whether and how to allocate the costs of such service presents a conflict of interest for the sub-adviser.

                  The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Portfolio's sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research; coverage of major companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the sub-adviser and its clients; and knowledge of other buyers and sellers. The sub-adviser selects the broker for each order based on the factors above, as well as the size, difficulty, and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the sub-adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the sub-adviser will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES OF THE FUND

                  IN CONNECTION WITH THE ANTICIPATED REORGANIZATION OF BFG, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE DETERMINED TO LIQUIDATE THE BERGER INTERNATIONAL CORE FUND. THE INDEPENDENT TRUSTEES DETERMINED THAT THE FUND IS TOO SMALL TO ENABLE IT TO OPERATE IN AN ECONOMICALLY VIABLE MANNER AND THAT IT WAS IN THE BEST INTEREST OF SHAREHOLDERS TO LIQUIDATE THE FUND. IN CONNECTION WITH THE LIQUIDATION OF THIS FUND, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE APPROVED THE CLOSING OF THE FUND TO NEW INVESTORS AND THE DISCONTINUANCE OF SALES TO EXISTING INVESTORS EFFECTIVE FEBRUARY 10, 2003.

                  Minimum Initial Investment                      $250,000.00

                  Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $250,000. To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined.

                  In addition, Fund shares may be purchased through certain organizations that make available investment accounts, programs or pension or retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases the Fund shares directly from the Fund.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                   The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

                  The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund and the Portfolio. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND AND THE PORTFOLIO. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  The Trust anticipates that (a) the Portfolio will be treated for federal income tax purposes as a partnership, and (b) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own an allocable share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, investors of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Portfolio invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Portfolio to incur tax and IRS interest charges. However, the Portfolio may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Portfolio holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Portfolio's investments may include transactions that are subject to special tax rules. Gains or losses attributable to transactions in foreign currency may be treated as ordinary income or loss. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Portfolio. If the Portfolio enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

                  TAX STATUS OF THE BERGER INTERNATIONAL PORTFOLIO. The Berger International Portfolio, in which the Berger International CORE fund invests all of its investable assets, has in previous years been classified as a partnership for U.S. federal income tax purposes, and it intends to retain that classification. The Berger International CORE Fund is treated for various federal tax purposes as owning an allocable share of the Portfolio's assets and will be allocated a share of the Portfolio's income, gain and loss.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, global-institutional, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA account or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                  IN CONNECTION WITH THE ANTICIPATED REORGANIZATION OF BFG, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE DETERMINED TO LIQUIDATE THE BERGER INTERNATIONAL CORE FUND. THE INDEPENDENT TRUSTEES DETERMINED THAT THE FUND IS TOO SMALL TO ENABLE IT TO OPERATE IN AN ECONOMICALLY VIABLE MANNER AND THAT IT WAS IN THE BEST INTEREST OF SHAREHOLDERS TO LIQUIDATE THE FUND. IN CONNECTION WITH THE LIQUIDATION OF THIS FUND, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE APPROVED THE CLOSING OF THE FUND TO NEW INVESTORS AND THE DISCONTINUANCE OF SALES TO EXISTING INVESTORS EFFECTIVE FEBRUARY 10, 2003.

12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                   An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies,

Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                      n
                                              P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000

                           T     = the average annual total return

                           n     = the number of years

                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.

                   All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                               n
                                         P(1+T)   = ATV
                                                       D

                  Where:    P    = a hypothetical initial payment of $1,000

                            T    = the average annual total return (after
                                   taxes on distributions)

                            n    = the number of years

                            ATV  = ending value of a hypothetical $1,000
                               D   payment made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                                     n
                                               P(1+T) = ATV
                                                           DR

      Where:      P         =   a hypothetical initial payment of $1,000

                  T         =   the average annual total return (after taxes on
                                distributions and redemption)

                  n         =   the number of years

                  ATV       =   ending value of a hypothetical $1,000 payment
                     DR         made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Fund and other "feeder" funds invested in the Portfolio will be calculated separately. Because the shares of each feeder fund are subject to different expenses, the performance of each feeder fund for the same period will differ.

                  The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-adviser since the inception of the Pool. At that time, BIAM's bank holding company parent indirectly owned a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to a separate "feeder" fund investing in the Portfolio, which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by BFG.

                  The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940. Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

                  The average annual total return before taxes of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                        --------------- -------------- -------------- -----------------------

            Berger International CORE Fund        (18.56)%       (13.52)%        (4.90)%                  (1.61)%
                                                                                                (since 10/11/96)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

                  Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                        --------------- -------------- -------------- -----------------------

Berger International CORE Fund                    (19.11)%       (14.10)%        (5.55)%                  (2.17)%
                                                                                                (since 10/11/96)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

                  Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                        --------------- -------------- -------------- -----------------------

Berger International CORE Fund                    (11.07)%       (10.32)%        (3.80)%                  (1.24)%
                                                                                                (since 10/11/96)

14.               ADDITIONAL INFORMATION

BERGER WORLDWIDE FUNDS TRUST AND THE FUND

                  The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust. The name "Berger International CORE Fund(R)" was registered as a service mark in September 1998.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation

                  Under Delaware law, investors of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of a Berger International CORE Fund investor incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to investors of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

BERGER WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

                  Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See Section 13-Performance Information for additional information on the asset transfer.

                  Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio. Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio.

CORPORATE GOVERNANCE AND OTHER INFORMATION

                  The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investor meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series of the Trust, generally vote separately on matters relating to those respective series, although they vote together and with the holders of any other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURE

                  MASTER/FEEDER. Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Berger International Portfolio (referred to as a master fund). This two-tier structure is commonly known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's investors will therefore acquire only an indirect interest in the investments of the Portfolio.

                  In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Currently, there are two other feeder funds that also invest all of their investable assets in the Portfolio: the International Equity Fund (designed for eligible trusts or bank trust departments), which has a minimum balance requirement of $1,000,000, and the Berger International Fund, which has a minimum balance requirement of $2,500.

                  The investment objective of the Fund may not be changed without the approval of the Fund's investors. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the investors of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment adviser.

                  Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds that have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

                  Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its investors and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's investors. Fund investors who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's investors who do not vote will be voted by the Fund in the same proportion as the Fund's investors who do, in fact, vote.

                  The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

                  The trustees of the Berger Worldwide Funds Trust and the Berger Worldwide Portfolios Trust are the same individuals. A majority of the trustees of each of those Trusts who are not "interested persons" (as defined in the Investment Company Act of 1940) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both Trusts, up to and including creating a new board of trustees for one or the other of the Trusts.

DISTRIBUTION

                   The Distributor is the principal underwriter of the Fund's shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:


                          OWNER                                                         PERCENTAGE OF THE FUND
                          -----                                                         ----------------------
          Mills College                                                                       5.75%
          Peter A Michell VP & Treasurer
          5000 Macarthur Blvd.
          Oakland, CA  94613

                          OWNER                                                         PERCENTAGE OF THE FUND
                          -----                                                         ----------------------

          Public Policy Institute of CA
          500 Washington Street, Fl 8                                                          5.31%
          San Francisco, CA  94111

          Leo Burnett USA
          35 W Wacker Drive                                                                    5.19%
          Chicago, IL  60601

          Cash Balance Employees Retirement Plan
          Of the Turner Corporation
          901 Main Street, Ste 4900                                                           12.15%
          Dallas, TX  75202

          Richard Brawerman, Albert Dorman & Richard Jones Tr
          The J David Gladstone Institutes
          43 Corporate Park, Ste 102                                                          11.79%
          Irvine, CA  92606

          Allmerica Financial
          105 Rosemont Rd.                                                                    11.52%
          Westwood, MA  02090-2318


                  In addition, the following investors own shares of other funds (series) of the Trust constituting more than 5% of the total outstanding shares of the Trust:

                          OWNER                                              PERCENTAGE OF THE FUND
                          -----                                              ----------------------
     Cash Balance Employee Retirement Plan of                                        10.73%
     The Turner Corporation
     901 Main Street, Ste 4900
     Dallas, TX  75202-3740

     R Brawerman, A Dorman, R Jones Tr
     The J David Gladstone Institutes
     43 Corporate Park, Ste 102                                                      10.41%
     Irvine, CA  92606-5137

     Mills College
     Peter Michell VP & Tr
     5000 MacArthur Blvd.                                                             5.08%
     Oakland, CA  94613-1000

     Allmerica Financial
     105 Rosemont Rd.                                                                10.17%
     Westwood, MA  02090-2318


OTHER INFORMATION

                  The Berger Worldwide Funds Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Berger International CORE Fund, of which this SAI is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, has acted as counsel for the Trust and the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund and Portfolio for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund and Portfolio, which are referenced below under "Financial Information" and assisted the Fund and Portfolio in connection with the preparation of its 2001 tax return.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund and Portfolio for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and Portfolio and assist the Fund and Portfolio in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  The following financial statements are incorporated herein by reference from the Annual Report to Shareholders of the Fund and Portfolio dated September 30, 2002, along with the Report of Independent Accountants thereon dated November 6, 2002.


For the Berger International CORE Fund:

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for the Years Ended September 30, 2002 and 2001

                  Notes to Financial Statements, September 30, 2002

                  Financial Highlights for each of the periods indicated

For the Berger International Portfolio:

                  Schedule of Investments as of September 30, 2002

                  Statement of Assets and Liabilities as of September 30, 2002 Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for the Years Ended September 30, 2002 and 2001

                  Ratios/Supplementary Data for each of the periods indicated

                  Notes to Financial Statements, September 30, 2002

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Portfolio may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Portfolio will not purchase any security in default at the time of purchase. The Portfolio will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Portfolio will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Portfolio's percentage limits for investments rated below investment grade, unless the Portfolio's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Portfolio are downgraded following purchase or if other circumstances cause the Portfolio to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Portfolio, in consultation with the Portfolio's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            INTERNATIONAL EQUITY FUND
                   (A SERIES OF BERGER WORLDWIDE FUNDS TRUST)




                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427





                  This Statement of Additional Information ("SAI") about the International Equity Fund (the "Fund"), a series of the Berger Worldwide Funds Trust (the "Trust"), is not a prospectus. It relates to the Prospectus describing the Fund, dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-960-8427.

                  The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE BERGER INTERNATIONAL PORTFOLIO (THE "PORTFOLIO"). Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by Berger Financial Group LLC ("BFG" or the "adviser"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "sub-adviser").

                  The Fund is designed primarily for investment by trust companies or trust departments of other financial institutions regulated by federal or state governmental authority, whether purchasing for their own account or for accounts over which they exercise full or shared investment power in a fiduciary, agency, advisory, custodial or similar capacity.

                  The financial statements of the Fund are incorporated into this SAI by reference for the fiscal year ended September 30, 2002, and the related Report of Independent Accountants on those statements, from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002.

                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.







                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                      PAGE      CROSS-REFERENCES TO RELATED
SECTION                                                NO.      DISCLOSURES IN PROSPECTUS
-------                                              ------     ---------------------------
     Introduction                                      1        Table of Contents

1.   Investment Strategies and Risks of                1        The Fund's Goals and Principal Investment Strategies;
     the Fund                                                   Principal Risks; Investment Techniques, Securities and
                                                                the Associates Risks

2.   Investment Restrictions                           8        Investment Techniques, Securities and the Associated Risks

3.   Management of the Fund                            9        Organization of the Fund

4.   Investment Adviser and Sub-Adviser                19       Organization of the Fund

5.   Expenses of the Fund                              22       Fund Expenses; Organization of the Fund; Financial
                                                                Highlights for the Fund

6.   Brokerage Policy                                  25       Organization of the Fund

7.   How to Purchase and Redeem Shares of              26       To Open an Account or Purchase Shares; Selling
     the Fund                                                   (Redeeming) Shares

8.   How the Net Asset Value is Determined             27       Your Share Price

9.   Income Dividends, Capital Gains                   28       Distributions and Taxes
     Distributions and Tax Treatment

10.  Suspension of Redemption Rights                   29       Information About Your Account

11.  Tax-Sheltered Retirement Plans                    30       Tax-Sheltered Retirement Plans

12.  Exchange Privilege                                30       Exchanging Shares

13.  Performance Information                           31       Financial Highlights for the Fund

14.  Additional Information                            33       Organization of the Fund; Special Fund Structures

     Financial Information                             38       Financial Highlights


                                  INTRODUCTION


                  The International Equity Fund is a mutual fund, or an open-end management investment company. The Fund is a diversified fund. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. The Fund does not invest to provide current income, although some income may be produced while managing the Portfolio.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the Portfolio and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Portfolio will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Portfolio will consider the security as rated in the higher category. If nonconvertible securities purchased by the Portfolio are downgraded to below investment grade following purchase, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Portfolio. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Portfolio will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Portfolio could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Portfolio.

                  INITIAL PUBLIC OFFERINGS. The Portfolio may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolio's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolio. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Portfolio's performance when the Portfolio's asset base is small. Consequently, IPOs may constitute a significant portion of the Portfolio's returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio's assets as it increases in size and therefore have a more limited effect on the Portfolio's performance.

                  There can be no assurance that IPOs will continue to be available for the Portfolio to purchase. The number or quality of IPOs available for purchase by the Portfolio may vary, decrease or entirely disappear. In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolio to realize a profit.

                  The sub-adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, the Portfolio generally will not participate in an IPO if the securities available for allocation to the Portfolio are insignificant relative to the Portfolio's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail below.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Portfolio may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Portfolio if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Portfolio under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Portfolio's primary custodian provides the Portfolio with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Portfolio of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. The utilization of forwards is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Portfolio is not required to hedge. Decisions regarding hedging are subject to the sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-adviser considers pertinent.

                  A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Portfolio's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire. Use of these instruments by the Portfolio involves the potential for a loss that may exceed the Portfolio's initial commitment to a forward contract. However, the Portfolio is permitted to use forwards for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its exposure to equity securities denominated in a particular currency. To help ensure that the Portfolio will be able to meet its obligations under forward contracts entered into by the Portfolio, the Portfolio will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Portfolio utilizing forward contracts are: (a) losses resulting from market movements not anticipated by the Portfolio; (b) possible imperfect correlation between movements in the prices of forwards and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular contract at any particular time; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

                  Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures that may be established and changed by the trustees from time to time without investor vote. Currently, the Portfolio is authorized to utilize forward contracts only for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the adviser or sub-adviser may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might use are forward foreign currency exchange contracts and that it may use such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio may also hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the sub-adviser's projection of future exchange rates is inaccurate.

                  The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the

Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

                  CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities that are convertible into common stock when the sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the sub-adviser. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  LENDING OF PORTFOLIO SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio.

                  The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the

Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

                  ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

                  In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the

Portfolio's custodian bank until repurchased. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Portfolio if the other party defaults on its obligation and the Portfolio is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed and delayed. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Portfolio expects that these risks can be controlled through careful monitoring procedures.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Portfolio may invest in securities of companies with limited operating histories. The Portfolio considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  SPECIAL SITUATIONS. The Portfolio may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

                  When the Portfolio purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.

                  TEMPORARY DEFENSIVE MEASURES. Although the Portfolio reserves the right to take temporary defensive measures, it is the intention of the Portfolio to remain fully invested at all times. The Portfolio may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Portfolio's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Portfolio to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Portfolio could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Portfolio might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table in the Prospectus. In pursuit of the Portfolio's investment objective, the sub-adviser continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the sub-adviser that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Portfolio and the Fund is long-term capital appreciation.

                  The Fund has adopted an investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

                  All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio in which all the Fund's investable assets are invested are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

                  The Portfolio has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Portfolio are described in the Prospectus.

                  In addition, the Portfolio has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Portfolio present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its investors and will cast its votes as instructed by the investors. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

                  1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Portfolio may not invest in companies for the purposes of exercising control of management.

                  4. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

                  5. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

                  6. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Trust have adopted a trustee retirement age of 75 years.

                                 POSITION(s)
                                 HELD WITH THE
                                 TRUST; TERM
                                 OF OFFICE AND
NAME, ADDRESS                    LENGTH OF
AND AGE                          TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    ------------    ---------------------------------------------
                                                                           INDEPENDENT TRUSTEES

Michael Owen                     Chairman of     Dean of Zayed University (since September 2000).  Formerly self-employed as a
210 University Blvd.             the Board;      financial and management consultant, and in real estate development (from June
Denver, CO 80206                 34 years        1999 to September 2000).  Dean (from 1993 to June 1999), and a member of the
                                                 Finance faculty (from 1989 to 1993), of the College of Business, Montana State
DOB: 1937                                        University. Formerly, Chairman and Chief Executive Officer of Royal Gold, Inc.
                                                 (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee;        President, Baldwin Financial Counseling (since July 1991).  Formerly, Vice
210 University Blvd.             11 years        President and Denver Office Manager of Merrill Lynch Capital Markets (1978 to
Denver, CO 80206                                 1990).

DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   General Partner/Managing Principal (since September 1987), Sovereign Financial
210 University Blvd.             the Board;      Services, Inc. (financial consulting and management firm).  Executive Vice
Denver, CO 80206                 8 years         President (1981 to 1988), Captiva Corporation, Denver, Colorado (private investment management firm).  Ph.D. in Finance (Arizona State University).
DOB: 1945

Paul R. Knapp                    Trustee;        Executive Officer of DST Systems, Inc. ("DST"), a publicly traded information
210 University Blvd.             8 years         and transaction processing company, which acts as the Funds' transfer agent
Denver, CO 80206                                 (since October 2000).   DST is 33% owned by Janus Capital Group Inc., which
                                                 indirectly owns approximately 86% of Berger Financial Group LLC.  Mr. Knapp
DOB: 1945                                        owns common shares and options convertible into common shares of DST Systems which, in the aggregate and assuming exercise of the options, would result in his owning less than 1/2 of 1% of DST System's common shares.  Mr. Knapp is also President of Vermont Western Assurance, Inc., a wholly owned subsidiary of DST Systems (since December 2000).  President, Chief Executive Officer and
                                                 a director (September 1997 to October 2000) of DST Catalyst, Inc., an
                                                 international financial markets consulting, software and computer services
                                                 company, (now DST International, a subsidiary of DST).    Previously (from
                                                 1991 to October 2000), Chairman, President, Chief Executive Officer and a
                                                 director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also
                                                 (1991 to September 1997), Chairman, President, Chief Executive Officer and a
                                                 director of Catalyst Consulting (international financial institutions business consulting firm).


                                 POSITION(s)      NUMBER OF
                                 HELD WITH THE    FUNDS IN
                                 TRUST; TERM      FUND
                                 OF OFFICE AND    COMPLEX
NAME, ADDRESS                    LENGTH OF        OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                          TIME SERVED      TRUSTEE       BY TRUSTEE
-------------                   --------------    -----------   -------------------------
Michael Owen                     Chairman of           17       n/a
210 University Blvd.             the Board;
Denver, CO 80206                 34 years

DOB: 1937

Dennis E. Baldwin                Trustee;              17       n/a
210 University Blvd.             11 years
Denver, CO 80206

DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of         17       n/a
210 University Blvd.             the Board;
Denver, CO 80206                 8 years

DOB: 1945

Paul R. Knapp                    Trustee;              17       Director and Vice
210 University Blvd.             8 years                        President (February 1998
Denver, CO 80206                                                to November 2000) of West
                                                                Side Investments, Inc.
DOB: 1945                                                       (investments), a wholly
                                                                owned subsidiary of DST
                                                                Systems, Inc.









                                 POSITION(s)
                                 HELD WITH THE
                                 TRUST; TERM
                                 OF OFFICE AND
NAME, ADDRESS                    LENGTH OF
AND AGE                          TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    -------------   ---------------------------------------------
                                                                          INDEPENDENT TRUSTEES
Harry T. Lewis, Jr.              Trustee;        Lewis Investments (since June 1988) (self-employed private investor).
210 University Blvd.             15 years        Formerly, Senior Vice President, Rocky Mountain Region, of Dain Bosworth
Denver, CO 80206                                 Incorporated and member of that firm's Management Committee (1981 to 1988).

DOB: 1933





William Sinclaire                Trustee;        President (since January 1998), Santa Clara LLC (privately owned agricultural
210 University Blvd.             31 years        company).  President (from January 1963 to January 1998), Sinclaire Cattle Co.
Denver, CO 80206                                 (privately owned agricultural company).

DOB: 1928

Albert C. Yates                  Trustee;        President (since 1990), Chancellor and Professor of Chemistry-Department of
210 University Blvd.             1 1/2 years     Chemistry, of Colorado State University.  Formerly Executive Vice President
Denver, CO 80206                                 and Provost (1983 to 1990), Academic Vice President and Provost (1981 to 1983)
                                                 and Professor of Chemistry (1981 to 1990) of Washington State University.
DOB: 1941                                        Vice President and University Dean for Graduate Studies and Research and
                                                 Professor of Chemistry of the University of Cincinnati (1977 to 1981).




                                 POSITION(s)     NUMBER OF
                                 HELD WITH THE   FUNDS IN
                                 TRUST; TERM     FUND
                                 OF OFFICE AND   COMPLEX
NAME, ADDRESS                    LENGTH OF       OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                          TIME SERVED     TRUSTEE       BY TRUSTEE
-------------                    -------------   -----------   ------------------------
Harry T. Lewis, Jr.              Trustee;             17       Director, J.D. Edwards &
210 University Blvd.             15 years                      Co. (1995 to March 2002);
Denver, CO 80206                                               Director, National Fuel
                                                               Corporation (oil & gas
DOB: 1933                                                      production); Advisory
                                                               Director, Otologics, LLC,
                                                               (implantable hearing aid)
                                                               (since 1999); Member of
                                                               Community Advisory Board,
                                                               Wells Fargo Bank-Denver

William Sinclaire                Trustee;             17       n/a
210 University Blvd.             31 years
Denver, CO 80206

DOB: 1928

Albert C. Yates                  Trustee;             17       Member, Board of
210 University Blvd.             1 1/2 years                   Directors, Adolph Coors
Denver, CO 80206                                               Company (brewing company)
                                                               (since 1998); Member,
DOB: 1941                                                      Board of Directors,
                                                               Dominion Industrial
                                                               Capital Bank (1999 to
                                                               2000); Member, Board of
                                                               Directors, Centennial Bank
                                                               of the West (since 2001)

                                 POSITION(s)
                                 HELD WITH THE
                                 TRUST; TERM
                                 OF OFFICE AND
NAME, ADDRESS                    LENGTH OF
AND AGE                          TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    -------------   ---------------------------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
Jack R. Thompson*                President and   President and a director since May 1999 (Executive Vice President from
210 University Blvd.             Trustee of      February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth
Denver, CO 80206                 the Trust;      Fund.  President and a trustee since May 1999 (Executive Vice President from
                                 (since May      February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger
DOB: 1949                        1999)           Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide
                                                 Portfolios Trust and Berger Omni Investment Trust.  President and Chief
                                                 Executive Officer (since June 1999) (Executive Vice President from February
                                                 1999 to June 1999) of Berger Financial Group LLC.  Director, President and
                                                 Chief Executive Office of Stilwell Management, Inc. (from September 1999 to
                                                 December 2002).  President and Chief Executive Officer of Berger/Bay Isle LLC
                                                 (from May 1999 to December 2002).  Self-employed as a consultant from July
                                                 1995 to February 1999.  Director of Wasatch Advisors (investment management)
                                                 from February 1997 to February 1999.
                                 POSITION(s)     NUMBER OF
                                 HELD WITH THE   FUNDS IN
                                 TRUST; TERM     FUND
                                 OF OFFICE AND   COMPLEX
NAME, ADDRESS                    LENGTH OF       OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                          TIME SERVED     TRUSTEE       BY TRUSTEE
-------------                    -------------   -----------   ------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
Jack R. Thompson*                President and        17       Audit Committee Member of
210 University Blvd.             Trustee of                    the Public Employees'
Denver, CO 80206                 the Trust;                    Retirement Association of
                                 (since May                    Colorado (pension plan)
DOB: 1949                        1999)                         (from November 1997 to
                                                               December 2001).








* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                                 POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF TIME
AND AGE                          SERVED                              PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    ---------------------------------   ---------------------------------------------
OFFICERS OF THE TRUST
Janice M. Teague*                Vice President of the Trust         Vice President (since November 1998) and
210 University Blvd.             (since November 1998) and           Assistant Secretary (since February 2000 and
Denver, CO 80206                 Assistant Secretary (since          previously from September 1996 to November
                                 February 2000)                      1998) and Secretary (from November 1998 to
DOB: 1954                                                            February 2000) of the Berger Funds.  Vice
                                                                     President (since October 1997), Secretary
                                                                     (since November 1998) and Assistant Secretary
                                                                     (from October 1996 to November 1998) with
                                                                     Berger Financial Group LLC.  Vice President
                                                                     and Secretary with Berger Distributors LLC
                                                                     (since August 1998).  Vice President and
                                                                     Secretary of Bay Isle Financial LLC (since
                                                                     January 2002).  Formerly, self-employed as a
                                                                     business consultant (from June 1995 to
                                                                     September 1996).

                                 POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF TIME
AND AGE                          SERVED                              PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    ---------------------------------   ---------------------------------------------
OFFICERS OF THE TRUST
Andrew J. Iseman*                Vice President of the Trust         Vice President of the Berger Funds (since
210 University Blvd.             (since Mar. 2001)                   March 2001).  Vice President (since September
Denver, CO 80206                                                     1999) and Chief Operating Officer (since
                                                                     November 2000) of Berger Financial Group LLC.
DOB: 1964                                                            Manager (since September 1999) and Director
                                                                     (from June 1999 to September 1999) of Berger
                                                                     Distributors LLC.  Vice President-Operations
                                                                     (from February 1999 to November 2000) of
                                                                     Berger Financial Group LLC.  Associate (from
                                                                     November 1998 to February 1999) with DeRemer &
                                                                     Associates (a consulting firm). Vice
                                                                     President-Operations (from February 1997 to
                                                                     November 1998) and Director of Research and
                                                                     Development (from May 1996 to February 1997)
                                                                     of Berger Financial Group LLC.

Anthony R. Bosch*                Vice President of the Trust         Vice President of the Berger Funds (since
210 University Blvd.             (since Feb. 2000)                   February 2000).   Vice President (since June
Denver, CO 80206                                                     1999) and Chief Legal Officer (since August
                                                                     2000) with Berger Financial Group LLC.
DOB: 1965                                                            President, Chief Executive Officer,  Manager
                                                                     (since December 2002), Vice President (from
                                                                     September 2001 to December 2002) and Chief
                                                                     Compliance Officer (since September 2001) with
                                                                     Berger Distributors LLC.  Vice President of
                                                                     Bay Isle Financial LLC (since January 2002).
                                                                     Formerly, Assistant Vice President of
                                                                     Federated Investors, Inc. (from December 1996
                                                                     to May 1999), and Attorney with the U.S.
                                                                     Securities and Exchange Commission (from June
                                                                     1990 to December 1996).

Brian S. Ferrie*                 Vice President of the Trust         Vice President of the Berger Funds (since
210 University Blvd.             (since Nov. 1998)                   November 1998).   Vice President (since
Denver, CO 80206                                                     February 1997), Treasurer and Chief Financial
                                                                     Officer (since March 2001) and Chief
DOB: 1958                                                            Compliance Officer (from August 1994 to March
                                                                     2001) with Berger Financial Group LLC.  Vice
                                                                     President (since May 1996), Treasurer and
                                                                     Chief Financial Officer (since March 2001) and
                                                                     Chief Compliance Officer (from May 1996 to
                                                                     September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)    Vice President (since November 1998),
210 University Blvd.             and Treasurer (since Mar. 2001)     Treasurer (since March 2001) and Assistant
Denver, CO 80206                 of the Trust                        Treasurer (from November 1998 to March 2001)
                                                                     of the Berger Funds.  Vice President (since
DOB: 1967                                                            November 1998) and Manager of Accounting (from
                                                                     January 1997 to November 1998) with Berger
                                                                     Financial Group LLC.  Formerly, Manager of
                                                                     Accounting (from December 1994 to October
                                                                     1996) and Senior Accountant (from November
                                                                     1991 to December 1994) with Palmeri Fund
                                                                     Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since       Secretary of the Berger Funds (since February
210 University Blvd.             Feb. 2000)                          2000).  Assistant Vice President (since April
Denver, CO 80206                                                     2002) and Assistant Secretary (since June
                                                                     1999) of Berger Financial Group LLC.
DOB: 1948                                                            Assistant Secretary of Berger Distributors LLC
                                                                     (since June 1999) and Bay Isle Financial LLC
                                                                     (since December 2001).  Formerly, Assistant
                                                                     Secretary of the Janus Funds (from March 1994
                                                                     to May 1999), Assistant Secretary of Janus
                                                                     Distributors, Inc. (from June 1995 to May
                                                                     1997) and Manager of Fund Administration for
                                                                     Janus Capital Corporation (from February 1992
                                                                     to May 1999).

David C. Price, CPA*             Assistant Vice President of the     Assistant Vice President (since March 2001) of
210 University Blvd.             Trust (since Mar. 2001)             the Berger Funds. Assistant Vice
Denver, CO 80206                                                     President-Compliance (since March 2001) and
                                                                     Manager-Compliance (from October 1998 to March
DOB: 1969                                                            2001) with Berger Financial Group LLC.
                                                                     Formerly, Senior Auditor (from July 1996 to
                                                                     August 1998) and Auditor (from August 1993 to
                                                                     June 1996) with PricewaterhouseCoopers LLP, a
                                                                     public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the
210 University Blvd.             (since Mar. 2001)                   Berger Funds. Assistant Vice President (since
Denver, CO 80206                                                     January 2002) and Manager of Investment
                                                                     Accounting (from August 1999 to January 2002)
DOB: 1972                                                            with Berger Financial Group LLC.  Formerly,
                                                                     Senior Auditor (from December 1998 to August
                                                                     1999) and Auditor (from August 1997 to
                                                                     December 1998) with PricewaterhouseCoopers
                                                                     LLP, a public accounting firm, and Senior Fund
                                                                     Accountant (from January 1996 to July 1997)
                                                                     with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:

                                                                                                                 NUMBER OF MEETINGS
                                                                                                                 HELD DURING LAST
COMMITTEE              FUNCTIONS                                             MEMBERS                             FISCAL YEAR
---------              ---------                                             -------                             ------------------
Audit Committee        Reviews the financial reporting process, the system   Michael Owen (Chair)
                       of internal control, the audit process, and the       Katherine A. Cattanach (Vice Chair)
                       Trust's process for monitoring compliance with        Dennis E. Baldwin                          4
                       investment restrictions and applicable laws as well   Paul R. Knapp
                       as the Trust's Code of Ethics.                        Harry T. Lewis, Jr.
                                                                             William Sinclaire
                                                                             Albert C. Yates

Nominating Committee   Identifies and recommends individuals for Trustee     Katherine A. Cattanach (Chair)
                       membership.  The committee does not consider          Michael Owen
                       nominees recommended by securityholders.              Dennis E. Baldwin                          0
                                                                             Harry T. Lewis, Jr.
                                                                             William Sinclaire
                                                                             Albert C. Yates

Compensation Committee Determines and reviews the level of compensation for  Katherine A. Cattanach (Chair)
                       Independent Trustees/Directors.                       William Sinclaire                          0
                                                                             Albert C. Yates

Pricing Committee      Determines the fair value of restricted securities    Harry T. Lewis, Jr. (Chair)
                       and other securities for which market quotations are  Dennis E. Baldwin                          0
                       not readily available pursuant to procedures adopted  Jack R. Thompson
                       by the Trustees.                                      Albert C. Yates

Brokerage Committee    Reviews and makes recommendations regarding matters   Dennis E. Baldwin (Chair)
                       related to the Trust's use of brokerage commissions   Katherine A. Cattanach                     2
                       and placement of portfolio transactions.              Harry T. Lewis, Jr.
                                                                             Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.

                                                                                               AGGREGATE DOLLAR RANGE OF
                                                                                               SECURITIES IN ALL REGISTERED
                                                                DOLLAR RANGE OF SECURITIES IN  INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE          FUND                                   THE FUNDS                      BY THE TRUSTEE IN BERGER FUNDS
---------------          ----                                   -----------------------------  ------------------------------
INDEPENDENT TRUSTEES
Michael Owen             Berger Growth Fund                     $1 - $10,000                   Over $100,000
                         Berger Large Cap Growth Fund           $1 - $10,000
                         Berger Mid Cap Growth Fund             $10,001 - $50,000
                         Berger Mid Cap Value Fund              $10,001 - $50,000
                         Berger Balanced Fund                   $10,001 -- $50,000
                         Berger Small Company Growth Fund       $10,001 -- $50,000
                         Berger Information Technology Fund     $1 - $10,000
                         Berger International Fund              $10,001 -- $50,000
                         Berger Small Cap Value Fund            $50,000 - $100,000

Dennis E. Baldwin        Berger Small Cap Value Fund            $1 - $10,000                   $1 - $10,000

Katherine A. Cattanach   None                                   n/a                            n/a

Paul R. Knapp            Berger Mid Cap Value Fund              $50,000 - $100,000             Over $100,000
                         Berger Small Cap Value Fund            $10,001 -- $50,000

Harry T. Lewis, Jr.      Berger Growth Fund                     $50,000 - $100,000             Over $100,000
                         Berger Large Cap Growth Fund           $10,001 - $50,000
                         Berger Mid Cap Growth Fund             $10,001 - $50,000
                         Berger Mid Cap Value Fund              $50,000 - $100,000
                         Berger Balanced Fund                   Over $100,000
                         Berger Small Company Growth Fund       $50,000 - $100,000
                         Berger Information Technology Fund     $10,001 - $50,000
                         Berger International Fund              $10,001 - $50,000
                         Berger Small Cap Value Fund            $50,000 - $100,000
                         Berger Small Cap Value Fund II         $10,001 - $50,000

William Sinclaire        None                                   n/a                            n/a

Albert C. Yates          Berger Large Cap Growth Fund           $10,001 -- $50,000             $10,001 -- $50,000
                         Berger Mid Cap Growth Fund             $10,001 -- $50,000
                         Berger Balanced Fund                   $10,001 -- $50,000
                         Berger Small Cap Value Fund            $10,001 -- $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson         None                                   n/a                            n/a



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                   The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                   At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                   In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                   Officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not interested persons of the Portfolio's adviser or sub-adviser, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

                   Set forth below is information regarding compensation paid or accrued for each trustee of the Trust and of the other Berger Funds.

              NAME AND POSITION
              WITH BERGER FUNDS                   AGGREGATE COMPENSATION FROM
              -----------------                   ---------------------------
                                                                      ALL BERGER FUNDS(2)
                                       INTERNATIONAL EQUITY FUND(1)   FISCAL YEAR ENDING
                                                                      SEPTEMBER 30, 2002
     Dennis E. Baldwin(3)                         $ 2,295                     $ 65,000

     Katherine A. Cattanach(3)                    $ 2,471                     $ 70,000

     Paul R. Knapp(3)                             $ 2,118                     $ 60,000

     Harry T. Lewis(3)                            $ 2,118                     $ 60,000

     Michael Owen(3)                              $ 2,648                     $ 75,000

     William Sinclaire(3)                         $ 2,118                     $ 60,000

     Albert C. Yates(3)                           $ 2,118                     $ 60,000

     Jack R. Thompson(3),(4),(5)                  $     0                     $      0

(1) Trustee compensation is paid by Worldwide Portfolios to its trustees and borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

(2) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced
     Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.

                   As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class of the Fund and the Trust.

                   The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                 INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                   The investment adviser to the Portfolio is Berger Financial Group LLC ('BFG" or the "adviser"), 210 University Boulevard, Denver, Colorado 80206. The adviser oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's sub-adviser and is responsible for furnishing general business management and administrative services to the Portfolio. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

                   On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved.

                   In connection with the anticipated reorganization of BFG, the Berger Funds' Independent Trustees have determined to liquidate the International Equity Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger Funds' Independent Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors effective December 23, 2002.

                   Shareholders of the Fund may redeem or exchange their Fund shares at any time prior to liquidation. As soon as practicable after the effective date of the plan of liquidation, the Fund's portfolio securities will be converted to cash or cash equivalents. It is anticipated that the liquidation will be completed by March 31, 2003.

                   JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

BBOI WORLDWIDE LLC - INVESTMENT ADVISER

                  Prior to May 12, 2000, BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Blvd., Denver, Colorado 80206, a joint venture between BFG and Bank of Ireland Asset Management (U.S.) Limited (BIAM), served as adviser and administrator to the Portfolio. Effective May 12, 2000, the Berger International Portfolio entered into a new advisory agreement with BFG replacing BBOI Worldwide LLC as the Fund's investment adviser and administrator, and BBOI was subsequently dissolved. BFG is responsible for overseeing, evaluating and monitoring the investment advisory services provided by BIAM as sub-adviser.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISER

                  As permitted in its Investment Advisory Agreement with the Portfolio, the adviser has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "sub-adviser" or "BIAM"). As sub-adviser, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 75 Holly Hill Lane, Greenwich CT 06830. BIAM is an indirect wholly owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM, which serves primarily institutional clients in the United States and Canada. As of December 31, 2002, Bank of Ireland and its affiliates managed $49.2 billion in assets for clients worldwide.

                   Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                   Under a written Agreement between the adviser and Berger Worldwide Portfolios Trust with respect to the Portfolio, the adviser oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the sub-adviser and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the adviser is compensated for its services to the Portfolio by the payment of a fee in accordance with the following schedule:

                                               AVERAGE DAILY NET ASSETS                 ANNUAL RATE
     Berger International Portfolio               First $500 million                         .85%
                                                   Next $500 million                         .80%
                                                    Over $1 billion                          .75%

                   The following schedule reflects the advisory fees charged to the Portfolio for the fiscal year ended September 30, 2002:

                 FUND                               ADVISER                         INVESTMENT ADVISORY FEE
                 ----                               -------                         -----------------------
Berger International Portfolio                        BFG                                    0.85%

                   The Fund bears a pro rata portion of the fee paid by the Portfolio to the adviser. The Investment Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   Under a written Agreement, the Portfolio's adviser waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

                   The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the adviser. The Agreement is subject to termination by the Portfolio or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                   Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the adviser has delegated day-to-day portfolio management responsibility to the sub-adviser. The sub-adviser manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   The Portfolio pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.45% for the first $50 million of the Fund's average daily net assets, 0.40% of the next $50 million and 0.30% of any amount in excess of $100 million. During certain periods, the sub-adviser may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the adviser.

                   The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the adviser or the sub-adviser. The sub-advisory Agreement is subject to termination by the Portfolio, the adviser or the sub-adviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                   Investment decisions for the Portfolio and other accounts advised by the sub-adviser are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investment decisions may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the sub-adviser are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account pursuant to procedures adopted by the Portfolio's sub-adviser. Although in some cases this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

                  BIAM has adopted a Code of Ethics that permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be held by the International Equity Fund. BIAM's Code of Ethics restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM is required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

5.                 EXPENSES OF THE FUND

                   The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the adviser under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

                   Under a written agreement, the Portfolio's adviser waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

                   Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the investors of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the adviser under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

Service Arrangements for the Fund

                   Under an Administrative Services Agreement with the Fund, BFG serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Fund. BFG is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to investors of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to investors of the Fund. Under the Administrative Services Agreement, the Fund pays BFG a fee at an annual rate equal to the lesser of (a) 0.10% of its average daily net assets, or (b) BFG's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by BFG), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Fund regularly review amounts paid to and expenditures incurred pursuant to the Administrative Services Agreement. In addition, in the event that BFG's duties under the Administrative Services Agreement are delegated to another party, BFG may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties. Prior to May 12, 2000 BBOI Worldwide served as the Fund's administrator, in which capacity it was responsible for providing these services.

                  Also prior to May 12, 2000, under a Sub-Administration Agreement then in effect between BBOI Worldwide and BFG, BFG was delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at BBOI Worldwide's expense, third parties to provide the services not provided by BFG. Under the Sub-Administration Agreement, BFG was paid a fee of 0.25% of the Fund's average daily net assets for its services. During certain periods, BFG voluntarily waived all or a portion of its fee, which did not affect the fee paid by the Fund to BBOI Worldwide.

                   The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, State Street has been appointed to serve as the Portfolio's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST. The fees of BFG, State Street and DST are all paid by the adviser.

Service Arrangements for the Portfolio

                   Under the Investment Advisory Agreement between the adviser and the Portfolio, in addition to providing advisory services, the adviser is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The adviser is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to BFG as part of the Sub-Administration Agreement discussed here. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed State Street as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed State Street as its custodian. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to State Street based on a percentage of its net assets, subject to certain minimums, and reimburses State Street for certain out-of-pocket expenses.

                   Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                   The following table shows the total dollar amounts of advisory fees paid by the Portfolio to BFG or BBOI Worldwide for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations:

                         BERGER INTERNATIONAL PORTFOLIO

    FISCAL YEAR ENDED      INVESTMENT         ADVISORY FEE
      SEPTEMBER 30       ADVISORY FEE(1)         WAIVER            TOTAL
    -----------------    ---------------      ------------         -----
          2002             $ 1,778,000            $ 0           $ 1,778,000

          2001             $ 2,444,000            $ 0           $ 2,444,000

          2000             $ 2,816,000            $ 0           $ 2,816,000(2)

(1)      Advisory fees prior to May 12, 2000 were paid to BBOI Worldwide.

(2) Under the investment advisory agreement in effect prior to May 12, 2000, the Portfolio paid an advisory fee totaling $1,715,000 at an annual rate of 0.90% of its average daily net assets to BBOI Worldwide. Effective May 12, 2000, the investment advisory fee charged to the Portfolio by BFG was reduced to 0.85% of the first $500 million of average net assets; 0.80% on the next $500 million of average net assets; and 0.75% of average net assets exceeding $1 billion.

                   In addition, the Fund paid BFG or BBOI Worldwide the following amounts for its services under the Administrative Services Agreement.

                            INTERNATIONAL EQUITY FUND

      FISCAL YEAR ENDED SEPTEMBER 30           ADMINISTRATIVE SERVICE FEE(1)
      ------------------------------           -----------------------------
                   2002                                   $  3,000

                   2001                                   $  9,000

                   2000                                   $ 12,000(2)

(1)      Administrative service fees prior to May 12, 2000 were paid to BBOI
         Worldwide.

(2) Under the administrative services agreement in effect prior to May 12, 2000, the Fund paid to BBOI Worldwide an administrative services fee totaling $7,000.

                   All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio are disclosed on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

Other Expense Information

                   The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

DISTRIBUTOR

                   The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's shares.

6.                BROKERAGE POLICY

                  Although the Portfolio retains full control over its own investment policies, the sub-adviser is authorized to place the portfolio transactions of the Portfolio. A report on the placement of brokerage business is given to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Portfolio during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                               FISCAL YEAR ENDED          FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                              SEPTEMBER 30, 2002          SEPTEMBER 30, 2001        SEPTEMBER 30, 2000
                                              ------------------          ------------------        ------------------
   Berger International Portfolio(1)               $ 255,000                  $ 317,000                  $ 244,000

(1) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

                  The Investment Advisory Agreement that the Portfolio has with the adviser and the Sub-Advisory Agreement between the adviser and the sub-adviser authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the sub-adviser is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the sub-adviser.

                  In accordance with these provisions, the sub-adviser may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the sub-adviser. Such services could include computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services.

                  Any brokerage and research services the sub-adviser may receive from brokers could be helpful to the sub-adviser in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the sub-adviser's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. Any brokerage and research services obtained as a result of the Portfolio's brokerage business may also be useful to the sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the sub-adviser in rendering investment advice to the Portfolio. Although such brokerage and research services may be deemed to be of value to the sub-adviser, they are not expected to decrease the expenses that the sub-adviser would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the sub-adviser from the adviser or the advisory fee received by the adviser from the Portfolio be reduced as a result of the availability of such brokerage and research services from brokers.

                  If the sub-adviser determines that any such brokerage or research service has a mixed use, such that it also serves functions that do not assist the sub-adviser in the investment decision-making process or otherwise benefits the Portfolio or the Fund, the sub-adviser may allocate the costs of such service accordingly. Only that portion of the service that the sub-adviser determines will assist it in the investment decision-making process or will otherwise benefit the Portfolio or the Fund may be paid for by the placement of the Portfolio's brokerage business. The decision whether and how to allocate the costs of such service presents a conflict of interest for the sub-adviser.

                  The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  In selecting broker and dealers and in negotiating commissions, the Portfolio's sub-adviser considers a number of factors, including among others: the sub-adviser's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. The trustees have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Portfolio. In addition, the sub-adviser may also consider payments made by brokers to the Portfolio or the Fund or to other persons on behalf of the Portfolio or the Fund for services provided to the Portfolio or Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the sub-adviser of the Portfolio will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES OF THE FUND

                  IN CONNECTION WITH THE ANTICIPATED REORGANIZATION OF BFG, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE DETERMINED TO LIQUIDATE THE INTERNATIONAL EQUITY FUND. THE INDEPENDENT TRUSTEES DETERMINED THAT THE FUND IS TOO SMALL TO ENABLE IT TO OPERATE IN AN ECONOMICALLY VIABLE MANNER AND THAT IT WAS IN THE BEST INTEREST OF SHAREHOLDERS TO LIQUIDATE THE FUND. IN CONNECTION WITH THE LIQUIDATION OF THIS FUND, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE APPROVED THE CLOSING OF THE FUND TO NEW INVESTORS AND THE DISCONTINUANCE OF SALES TO EXISTING INVESTORS EFFECTIVE DECEMBER 23, 2002.

                  Minimum Initial Investment                      $1,000,000.00

                  Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined here.

                  In addition, Fund shares may be purchased through certain organizations that make available investment accounts, programs or pension or retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases the Fund shares directly from the Fund.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                   The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

                  The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund and the Portfolio. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND AND THE PORTFOLIO. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  The Trust anticipates that (1) the Portfolio will be treated for federal income tax purposes as a partnership, and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own an allocable share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, investors of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Portfolio invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Portfolio to incur tax and IRS interest charges. However, the Portfolio may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Portfolio holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Portfolio's investments may include transactions that are subject to special tax rules. Gains or losses attributable to transactions in foreign currency may be treated as ordinary income or loss. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Portfolio. If the Portfolio enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

                  TAX STATUS OF THE BERGER INTERNATIONAL PORTFOLIO. The Berger International Portfolio, in which the International Equity Fund invests all of its investable assets, has in previous years been classified as a partnership for U.S. federal income tax purposes, and it intends to retain that classification. The International Equity Fund is treated for various federal tax purposes as owning an allocable share of the Portfolio's assets and will be allocated a share of the Portfolio's income, gain and loss.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York

Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820 or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                  IN CONNECTION WITH THE ANTICIPATED REORGANIZATION OF BFG, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE DETERMINED TO LIQUIDATE THE INTERNATIONAL EQUITY FUND. THE INDEPENDENT TRUSTEES DETERMINED THAT THE FUND IS TOO SMALL TO ENABLE IT TO OPERATE IN AN ECONOMICALLY VIABLE MANNER AND THAT IT WAS IN THE BEST INTEREST OF SHAREHOLDERS TO LIQUIDATE THE FUND. IN CONNECTION WITH THE LIQUIDATION OF THIS FUND, THE BERGER FUNDS' INDEPENDENT TRUSTEES HAVE APPROVED THE CLOSING OF THE FUND TO NEW INVESTORS AND THE DISCONTINUANCE OF SALES TO EXISTING INVESTORS EFFECTIVE DECEMBER 23, 2002.

12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                   An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                     n
                                             P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the

Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

                  Where: P    = a hypothetical initial payment of $1,000
                         T    = the average annual total return (after taxes on
                                distributions)
                         n    = the number of years
                         ATV  = ending value of a hypothetical $1,000 payment
                            D   made at the beginning of the period.


                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

      Where:      P         = a hypothetical initial payment of $1,000
                  T         = the average annual total return (after taxes on
                              distributions and redemption)
                  n         = the number of years
                  ATV       = ending value of a hypothetical $1,000 payment
                     DR       made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Fund and other "feeder" funds invested in the Portfolio will be calculated separately. Because the shares of each feeder fund are subject to different expenses, the performance of eachfeeder fund for the same period will differ.

                  The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-adviser since the inception of the Pool. At that time, BIAM's bank holding company parent indirectly owned a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to the Fund, which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by BFG.

                  The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940. Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

                  The average annual total return before taxes of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                            ------         ------         ------           ------------
International Equity Fund                       (18.51)%       (13.55)%       (4.93)%                    (1.67)%
                                                                                               (since 10/11/96)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

                  Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                            ------         ------         ------           ------------
International Equity Fund                       (19.52)%       (14.26)%       (6.02)%                   (2.62)%
                                                                                              (since 10/11/96)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

                  Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                                            1-YEAR         3-YEAR         5-YEAR        LIFE OF FUND
----                                            ------         ------         ------        ------------
International Equity Fund                       (10.89)%       (10.31)%        (3.95)%                (1.41)%
                                                                                            (since 10/11/96)

14.               ADDITIONAL INFORMATION

BERGER WORLDWIDE FUNDS TRUST AND THE FUND

                  The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust and was originally named the Berger International Institutional Fund. Effective June 1997, the Fund's name was changed to the International Equity Fund.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  Under Delaware law, investors of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an International Equity Fund investor incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to investors of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

BERGER WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

                  Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See Section 13-Performance Information for additional information on the asset transfer.

                  Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio. Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio.

CORPORATE GOVERNANCE INFORMATION

                  The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series of the Trust, generally vote separately on matters relating to those respective series, although they vote together and with the holders of any other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustee that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURE

                  MASTER/FEEDER. Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Berger International Portfolio (referred to as a master fund). This two-tier structure is commonly known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's investors will therefore acquire only an indirect interest in the investments of the Portfolio.

                  In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Currently, there are two other feeder funds that also invest all of their investable assets in the Portfolio: the Berger International CORE Fund, which has a minimum balance requirement of $250,000.00, and the Berger International Fund, which has a minimum balance requirement of $2,500.

                  The investment objective of the Fund may not be changed without the approval of the Fund's investors. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the investors of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment adviser.

                  Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds that have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

                  Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its investors and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's investors. Fund investors who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's investors who do not vote will be voted by the Fund in the same proportion as the Fund's investors who do, in fact, vote.

                  The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies described here with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

                  The trustees of the Berger Worldwide Funds Trust and the Berger Worldwide Portfolios Trust are the same individuals. A majority of the trustees of each of those Trusts who are not "interested persons" (as defined in the Investment Company Act of 1940) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both Trusts, up to and including creating a new board of trustees for one or the other of the Trusts.

DISTRIBUTION

                   The Distributor is the principal underwriter of the Fund's shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:

           OWNER                                                                   PERCENTAGE OF THE FUND
           -----                                                                   ----------------------
           Reliance Trust Company (formerly SEI)                                           99.35%
           Omnibus Accounts
           PO Box 48449
           Atlanta, GA  30362-1449

                  Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Reliance Trust Company is believed to hold their shares of the Fund as nominee for the benefit of their clients or customers.

                  In addition, the following investors own shares of other funds (series) of the Trust constituting more than 5% of the total outstanding shares of the Trust:

     OWNER                                                                  PERCENTAGE OF THE TRUST
     -----                                                                  -----------------------
     Cash Balance Employee Retirement Plan of                                        10.73%
     The Turner Corporation
     901 Main Street, Ste 4900
     Dallas, TX  75202-3740

     R Brawerman, A Dorman, R Jones Tr                                               10.41%
     The J David Gladstone Institutes
     43 Corporate Park, Ste 102
     Irvine, CA  92606-5137

     Mills College                                                                    5.08%
     Peter Michell VP & Tr
     5000 MacArthur Blvd.
     Oakland, CA  94613-1000

     Allmerica Financial                                                             10.17%
     105 Rosemont Rd.
     Westwood, MA  02090-2318

OTHER INFORMATION

                  The Berger Worldwide Funds Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the International Equity Fund, of which this SAI is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, has acted as counsel for the Trust and the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund and Portfolio for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund and Portfolio, which are referenced below under "Financial Information" and assisted the Fund and Portfolio in connection with the preparation of its 2001 tax return.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund and Portfolio for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and Portfolio and assist the Fund and Portfolio in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  The following financial statements are incorporated herein by reference from the Annual Report to Shareholders of the Fund and Portfolio dated September 30, 2002, along with the Report of Independent Accountants thereon dated November 6, 2002.

For the International Equity Fund:

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for the Years Ended September 30, 2002 and 2001

                  Notes to Financial Statements, September 30, 2002

                  Financial Highlights for each of the periods indicated

For the Berger International Portfolio:

                  Schedule of Investments as of September 30, 2002

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for the Years Ended September 30, 2002 and 2001

                  Ratios/Supplementary Data for each of the periods indicated

                  Notes to Financial Statements, September 30, 2002

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Portfolio may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Portfolio will not purchase any security in default at the time of purchase. The Portfolio will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Portfolio will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Portfolio's percentage limits for investments rated below investment grade, unless the Portfolio's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Portfolio are downgraded following purchase or if other circumstances cause the Portfolio to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Portfolio, in consultation with the Portfolio's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          BERGER WORLDWIDE FUNDS TRUST


PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  All of the investable assets of the Registrant are invested as part of a "master/feeder" structure in the Berger International Portfolio (the "Portfolio"), a series of the Berger Worldwide Portfolios Trust ("Worldwide Portfolios"), a Delaware business trust. The Funds of the Registrant are currently the only investors in the Portfolio and the Portfolio is currently the only series of Worldwide Portfolios. Accordingly, 100% of the voting securities of the Portfolio and Worldwide Portfolios are held by the Registrant and therefore, the Portfolio and Worldwide Portfolios may therefore be deemed to be controlled by the Registrant.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Worldwide Funds Trust (the "Trust") provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG"), the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities (if applicable) are: Lisa M. Steele is Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Ken Long is Vice President of BFG and, formerly, with Advanced Strategies Research Group at Barclays Global Investors; and Julie DiIorio is Vice President-Trading of BFG and, formerly, Vice President-Head of Domestic Equity Trading of Founders Asset Management. The address of businesses referenced include: BFG and Berger Distributors LLC at 210 University Boulevard, Denver, Colorado 80206.

                  The business of BIAM, the sub-adviser to the Berger International Portfolio, is also described in the Prospectuses and in Section 4 of the Statements of Additional Information, which are included in this Registration Statement. Information relating to the officers and directors of BIAM (current and for the past two years) is as follows: Denis Curran is the President and a Director of BIAM; Chris Reilly is a Director and the Chief Investment Officer of BIAM; Sean O'Dwyer is the Company Secretary, Finance and Compliance Officer of BIAM; Rosemary Mahon is a Director and Senior Vice President of BIAM; Lelia Long is a Director and Senior Vice President of BIAM and, formerly, Head of Client Services of BIAM; Stephen Holland is a Director and Senior Vice President of BIAM and, formerly, Head of Sales of BIAM; Michael McCarthy is a Director of BIAM and, formerly, a Portfolio Specialist of BIAM; William Cotter is a Director and Chief Executive Officer of BIAM; Anne Banks is a Vice President of BIAM; Susan Crawford is a Vice President of BIAM; Zoe Malcolm is a Vice President of BIAM; Cathy Graves is a Vice President of BIAM; Michelle Brendel is a Vice President of BIAM; Fiona Gibbons is a Vice President of BIAM; Ed Riley is a Vice President of BIAM; Ciaran Spillane is a Vice President of BIAM; Dan Anderson is a Vice President of BIAM and, formerly, a Vice President of Wilshire Associates; Mary Fedorak is a Vice President of BIAM and, formerly, an Investment Officer with the University of Chicago; Brian O'Brien is a Vice President of BIAM; Felicity Kostakis is a Vice President of BIAM; Trevor Lavin is a Vice President of BIAM; Ronan Murphy is a Vice President of BIAM; and Stephane Amara is a Vice President with BIAM.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Funds' principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
            -   Berger Mid Cap Growth Fund
            -   Berger Small Company Growth Fund
            -   Berger Information Technology Fund
            -   Berger Mid Cap Value Fund
            -   Berger Small Cap Value Fund II
            -   Berger Balanced Fund
         Berger Omni Investment Trust
            -   Berger Small Cap Value Fund
         Berger Institutional Products Trust
            -   Berger IPT - Growth Fund
            -   Berger IPT - Large Cap Growth Fund
            -   Berger IPT - Small Company Growth Fund
            -   Berger IPT - International Fund
         Berger Worldwide Funds Trust
            -   Berger International Fund
            -   International Equity Fund
            -   Berger International CORE Fund

                  (b)      For Berger Distributors LLC:

--------------------------------------------------------------------------------------------------------------------
       Name                                Positions and                            Positions and
                                           Offices with                             Offices with
                                            Underwriter                              Registrant
--------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch                   President, CEO, Manager and Chief         Vice President
                                   Compliance Officer
--------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie                    Vice President, Chief Financial Officer   Vice President
                                   and Treasurer
--------------------------------------------------------------------------------------------------------------------
Janice M. Teague                   Vice President and Secretary              Vice President and Assistant Secretary
--------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman                   Manager                                   Vice President
--------------------------------------------------------------------------------------------------------------------
Sue Vreeland                       Assistant Secretary                       Secretary
--------------------------------------------------------------------------------------------------------------------

                  The principal business address of each of the persons in the table above is 210 University Boulevard, Denver, Colorado 80206.

                  (c)      Not applicable.

Item 28.          Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                        (a) Shareholder records are maintained by the
                            Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121;

                        (b) Accounting records relating to cash and other money
                            balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Denver, Colorado 80206.

                        (c) Certain records relating to day-to-day portfolio
                            management of the Berger International Portfolio are kept at Bank of Ireland Asset Management (U.S.)

                            Limited, 26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 75 Holly Hill Lane, Greenwich, Connecticut 06830.

Item 29.            Management Services

                    The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.            Undertakings

                    Not applicable.


                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of January, 2003.

                                             BERGER WORLDWIDE FUNDS TRUST
                                             (Registrant)

                                             By /s/  Jack R. Thompson
                                               ---------------------------------
                                             Name: Jack R. Thompson
                                                  ------------------------------
                                             Title: President
                                                   -----------------------------

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated for Berger Worldwide Funds Trust and on the dates indicated.


       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----
/s/ Jack R. Thompson                               President (Principal                                 January 28, 2003
---------------------------------                  Executive Officer)
Jack R. Thompson                                   and Trustee


/s/ Brian S. Ferrie                                Vice President (Principal                            January 28, 2003
--------------------                               Financial Officer)
Brian S. Ferrie



/s/ John A. Paganelli                              Vice President and Treasurer                         January 28, 2003
------------------------------------               (Principal Accounting
John A. Paganelli                                  Officer)

Dennis E. Baldwin*                                 Trustee                                              January 28, 2003
--------------------
Dennis E. Baldwin

       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----
Katherine A. Cattanach*                            Trustee                                              January 28, 2003
------------------------
Katherine A. Cattanach



Paul R. Knapp*                                     Trustee                                              January 28, 2003
--------------------
Paul R. Knapp



Harry T. Lewis, Jr.*                               Trustee                                              January 28, 2003
--------------------
Harry T. Lewis, Jr.



Michael Owen*                                      Trustee                                              January 28, 2003
--------------------
Michael Owen



William Sinclaire*                                 Trustee                                              January 28, 2003
--------------------
William Sinclaire



/s/  Albert C. Yates                               Trustee                                              January 28, 2003
-------------------------------------
Albert C. Yates



*By:/s/  Jack R. Thompson
    ----------------------
Attorney-in-fact

                                   SIGNATURES

                    Berger Worldwide Portfolios Trust has duly caused this Amendment to the Registration Statement on Form N-1A of Berger Worldwide Funds Trust to be signed under the Securities Act of 1933 on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of January, 2003.

                                  BERGER WORLDWIDE PORTFOLIOS TRUST
                                  (Registrant)

                                  By /s/ Jack R. Thompson
                                    --------------------------------------------
                                  Name: Jack R. Thompson
                                       -----------------------------------------
                                  Title: President
                                        ----------------------------------------


                    This Amendment to the Registration Statement of Berger Worldwide Funds Trust has been signed below under the Securities Act of 1933 by the following persons in the capacities indicated for Berger Worldwide Portfolios Trust and on the dates indicated.


       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----
/s/ Jack R. Thompson                               President (Principal                                 January 28, 2003
---------------------------------                  Executive Officer)
Jack R. Thompson                                   and Trustee


/s/ Brian S. Ferrie                                Vice President (Principal                            January 28, 2003
--------------------                               Financial Officer)
Brian S. Ferrie



/s/ John A. Paganelli                              Vice President and Treasurer                         January 28, 2003
------------------------------------               (Principal Accounting
John A. Paganelli                                  Officer)



Dennis E. Baldwin*                                 Trustee                                              January 28, 2003
--------------------
Dennis E. Baldwin



Katherine A. Cattanach*                            Trustee                                              January 28, 2003
------------------------
Katherine A. Cattanach

       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----
Paul R. Knapp*                                     Trustee                                              January 28, 2003
--------------------
Paul R. Knapp



Harry T. Lewis, Jr.*                               Trustee                                              January 28, 2003
--------------------
Harry T. Lewis, Jr.



Michael Owen*                                      Trustee                                              January 28, 2003
--------------------
Michael Owen



William Sinclaire*                                 Trustee                                              January 28, 2003
--------------------
William Sinclaire



/s/  Albert C. Yates                               Trustee                                              January 28, 2003
-----------------------------------------
Albert C. Yates



*By:/s/  Jack R. Thompson
    ----------------------
Attorney-in-fact

                          BERGER WORLDWIDE FUNDS TRUST
                                  EXHIBIT INDEX

N-1A                                 EDGAR
Exhibit                              Exhibit
No.                                  No.                      Name of Exhibit
-------------                        ----------               --------------------------
(1)      Exhibit       23(a)                                  Trust Instrument
(2)      Exhibit       23(b)                                  Bylaws
         Exhibit       23(c)                                  Not applicable
         Exhibit       23(d)                                  Not applicable
(3)      Exhibit       23(e)-1                                Distribution Agreement between Berger/BIAM Worldwide Funds
                                                              Trust and Berger Distributors LLC
(15)     Exhibit       23(e)-2                                Distribution Agreement between Berger Worldwide Funds Trust and Berger Distributors LLC
         Exhibit       23(f)                                  Not applicable
(4)      Exhibit       23(g)-1                                Custody Agreement between IFTC and Berger/BIAM Worldwide
                                                              Funds Trust
(15)     Exhibit       23(g)-2                                First Amendment to Custody Agreement among State Street
                                                              Bank and Trust, Berger Worldwide Funds Trust, BBOI
                                                              Worldwide LLC and Berger LLC
(15)     Exhibit       23(g)-2a                               Form of Assignment of Custody and Recordkeeping and
                                                              Pricing Agent Agreement
(15)     Exhibit       23(g)-3                                Form of Retirement Plan Custody Agreement
(16)     Exhibit       23(g)-3a                               Form of Amendment to Retirement Plan Custody Agreement
(17)     Exhibit       23(g)-3b                               Form of 2nd Amendment to Retirement Plan Custody Agreement
(15)     Exhibit       23(g)-4                                Form of Amendment to Custody
                                                              Agreement for Foreign Custody
(16)     Exhibit       23(g)-4a                               Form of Global and Domestic Custody Fee Schedule
(5)      Exhibit       23(h)-1                                Form of Administrative Services Agreement for Berger/BIAM
                                                              International Fund
(15)     Exhibit       23(h)-1a                               Form of Termination of Administrative Services Agreement
                                                              for Berger International Fund
(15)     Exhibit       23(h)-1b                               Form of Administrative Services Agreement between Berger
                                                              LLC and Berger Worldwide Funds Trust with respect to the
                                                              Berger International Fund
(6)      Exhibit       23(h)-2                                Form of Administrative Services Agreement for Berger/BIAM
                                                              International Institutional Fund
(15)     Exhibit       23(h)-2a                               Form of Termination of Administrative Services Agreement
                                                              for Berger/BIAM International Equity Fund
(15)     Exhibit       23(h)-2b                               Form of Administrative Services Agreement between Berger
                                                              LLC and Berger Worldwide Funds Trust with respect to the
                                                              International Equity Fund

N-1A                                 EDGAR
Exhibit                              Exhibit
No.                                  No.                      Name of Exhibit
-------------                        ----------               --------------------------
(7)      Exhibit       23(h)-3                                Form of Administrative Services Agreement for Berger/BIAM
                                                              International CORE Fund
(15)     Exhibit       23(h)-3a                               Form of Termination of Administrative Services Agreement
                                                              for Berger/BIAM International CORE Fund
(15)     Exhibit       23(h)-3b                               Form of Administrative Services Agreement between Berger
                                                              LLC and Berger Worldwide Funds Trust with respect to the
                                                              Berger International CORE Fund
(8)      Exhibit       23(h)-4                                Form of Sub-Administration Agreement between BBOI
                                                              Worldwide LLC and Berger LLC
(15)     Exhibit       23(h)-4a                               Form of Termination of Sub-Administration Agreement
                                                              between BBOI Worldwide LLC and Berger LLC
(9)      Exhibit       23(h)-5                                Form of Recordkeeping and Pricing Agent Agreement
(15)     Exhibit       23(h)-5a                               Third Amendment to Recordkeeping and Pricing Agent
                                                              Agreements between Worldwide Funds Trust, Berger
                                                              Worldwide Portfolios Trust and State Street Bank and
                                                              Trust Company
(15)     Exhibit       23(h)-5b                               Form of assignment of Recordkeeping and Pricing Agent
                                                              Agreement from IFTC to SSB
(16)     Exhibit       23(h)-5c                               Form of Fee Schedule for Recordkeeping and Pricing
(10)     Exhibit       23(h)-6                                Form of Agency Agreement
(15)     Exhibit       23(h)-6a                               First Amendment to Agency Agreement among IFTC, Berger
                                                              Worldwide Funds Trust, BBOI Worldwide LLC and Berger LLC
(15)     Exhibit       23(h)-6b                               Form of Assignment of Agency Agreement from IFTC to DST
(11)     Exhibit       23(i)                                  Opinion and consent of Davis, Graham & Stubbs LLP
*        Exhibit       23(j)         EX-99B.23(j)             Consent of PricewaterhouseCoopers LLP
         Exhibit       23(k)                                  Not applicable
(12)     Exhibit       23(l)                                  Investment Letter from Initial Stockholder
(13)     Exhibit       23(m)-1                                Rule 12b-1 Plan for Berger/BIAM International Fund
(15)     Exhibit       23(m)-2                                Rule 12b-1 Plan for Berger International Fund
         Exhibit       23(o)                                  Not Applicable
(14)     Exhibit       23(p)-1                                Code of Ethics of the Berger Funds
(16)     Exhibit       23(p)-1a                               Amended Code of Ethics of the Berger Funds
(14)     Exhibit       23(p)-2                                Code of Ethics of Berger LLC
(15)     Exhibit       23(p)-2a                               Amended Code of Ethics of Berger LLC
(16)     Exhibit       23(p)-2b                               Amended Code of Ethics of Berger LLC
(14)     Exhibit       23(p)-3                                Code of Ethics of Berger Distributors LLC
(16)     Exhibit       23(p)-3a                               Amended Code of Ethics of Berger Distributors LLC
(14)     Exhibit       23(p)-5                                Code of Ethics for Bank of Ireland Asset Management
                                                              (U.S.) Limited